UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

October 31, 2023
Semiannual Report
to Shareholders
Cash Account Trust
Service Shares
DWS Government & Agency Securities Portfolio
DWS Tax-Exempt Portfolio

Contents

DWS Government & Agency Securities Portfolio
4	Portfolio Summary
5	Investment Portfolio
11	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Financial Highlights
DWS Tax-Exempt Portfolio
16	Portfolio Summary
17	Investment Portfolio
26	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
44	Information About Each Fund’s Expenses
46	Other Information
47	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider a fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Cash Account Trust — Service Shares

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. Please read the prospectus for specific details regarding each Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

Cash Account Trust — Service Shares	|	3

Portfolio Summary(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/23	4/30/23
Government & Agency Obligations	53%	25%
Repurchase Agreements	47%	75%
	100%	100%

Weighted Average Maturity	10/31/23	4/30/23
Cash Account Trust — DWS Government & Agency Securities Portfolio	27 days	10 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Retail*	25 days	17 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t
& Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5. A quarterly Fact Sheet is available on dws.com or upon request.

4	|	Cash Account Trust — Service Shares

Investment Portfolioas of October 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 53.8%
U.S. Government Sponsored Agencies 27.4%
Federal Farm Credit Banks:
SOFR + 0.145%, 5.455% (a), 7/25/2025	6,000,000	6,000,000
SOFR + 0.135%, 5.465% (a), 6/3/2025	5,750,000	5,750,000
Federal Home Loan Bank Discount Notes:
5.039% (b), 11/17/2023	40,000,000	39,911,644
5.222% (b), 4/5/2024	30,600,000	29,917,110
5.348% (b), 6/3/2024	15,000,000	14,527,448
Federal Home Loan Banks:
SOFR + 0.02%, 5.33% (a), 11/9/2023	22,000,000	22,000,000
SOFR + 0.02%, 5.33% (a), 11/17/2023	45,000,000	45,000,000
SOFR + 0.03%, 5.34% (a), 11/10/2023	70,000,000	70,000,000
SOFR + 0.03%, 5.34% (a), 1/12/2024	35,000,000	35,000,000
SOFR + 0.03%, 5.34% (a), 1/16/2024	9,000,000	9,000,000
SOFR + 0.035%, 5.345% (a), 2/12/2024	20,000,000	20,000,000
SOFR + 0.035%, 5.345% (a), 2/13/2024	9,000,000	9,000,000
SOFR + 0.04%, 5.35% (a), 2/20/2024	20,000,000	20,000,000
SOFR + 0.04%, 5.35% (a), 2/26/2024	50,000,000	50,000,000
SOFR + 0.045%, 5.355% (a), 2/28/2024	20,000,000	20,000,000
SOFR + 0.45%, 5.355% (a), 3/15/2024	34,000,000	34,000,000
SOFR + 0.045%, 5.355% (a), 4/4/2024	45,000,000	45,000,000
SOFR + 0.05%, 5.36% (a), 3/20/2024	40,750,000	40,750,000
SOFR + 0.045%, 5.365% (a), 2/2/2024	5,750,000	5,750,000
SOFR + 0.07%, 5.38% (a), 11/27/2023	16,000,000	16,000,000
SOFR + 0.09%, 5.4% (a), 12/1/2023	75,000,000	75,000,000
SOFR + 0.125%, 5.435% (a), 2/24/2025	20,000,000	20,000,000
Federal National Mortgage Association, 5.52%, 7/16/2024	12,000,000	12,000,000
		644,606,202
U.S. Treasury Obligations 26.4%
U.S. Treasury Bills:
5.08% (b), 7/11/2024	32,000,000	30,873,307
5.105% (b), 8/8/2024	25,000,000	24,017,378
5.258% (b), 11/24/2023	27,750,000	27,658,057
5.305% (b), 1/11/2024	41,000,000	40,576,894
5.323% (b), 1/18/2024	40,000,000	39,545,000
5.333% (b), 1/4/2024	12,000,000	11,887,787
5.363% (b), 11/7/2023	5,000,000	4,995,592
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	5

	Principal Amount ($)	Value ($)
5.374% (b), 12/7/2023	35,000,000	34,814,500
5.374% (b), 3/21/2024	19,000,000	18,605,592
5.375% (b), 4/25/2024	25,000,000	24,352,100
5.379% (b), 12/12/2023	30,000,000	29,818,729
5.384% (b), 11/9/2023	30,000,000	29,964,600
5.4% (b), 12/14/2023	20,000,000	19,876,438
5.409% (b), 2/27/2024	45,000,000	44,213,087
5.415% (b), 12/12/2023	35,000,000	34,787,122
5.424% (b), 2/6/2024	25,000,000	24,639,618
5.424% (b), 2/29/2024	43,500,000	42,724,250
5.424% (b), 4/18/2024	15,000,000	14,623,264
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 5.307% (a), 4/30/2024	15,000,000	14,997,082
3-month U.S. Treasury Bill Money Market Yield minus 0.015%, 5.367% (a), 1/31/2024	40,000,000	40,006,739
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.419% (a), 7/31/2024	25,000,000	25,007,883
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.507% (a), 7/31/2025	45,000,000	44,968,385
		622,953,404
Total Government & Agency Obligations (Cost $1,267,559,606)		1,267,559,606
Repurchase Agreements 46.8%
Barclays Bank PLC, 5.3%, dated 10/31/2023, to be repurchased at $156,022,967 on 11/1/2023 (c)	156,000,000	156,000,000
BNP Paribas:
5.29%, dated 10/31/2023, to be repurchased at $111,916,443 on 11/1/2023 (d)	111,900,000	111,900,000
5.3%, dated 10/31/2023, to be repurchased at $28,104,137 on 11/1/2023 (e)	28,100,000	28,100,000
Citigroup Global Markets, Inc., 5.28%, dated 10/31/2023, to be repurchased at $63,109,255 on 11/1/2023 (f)	63,100,000	63,100,000
Federal Reserve Bank of New York, 5.3%, dated 10/31/2023, to be repurchased at $45,006,625 on 11/1/2023 (g)	45,000,000	45,000,000
Fixed Income Clearing Corp., 5.3%, dated 10/31/2023, to be repurchased at $100,014,722 on 11/1/2023 (h)	100,000,000	100,000,000
JPMorgan Securities, Inc.:
5.3%, dated 10/31/2023, to be repurchased at $91,013,397 on 11/1/2023 (i)	91,000,000	91,000,000
The accompanying notes are an integral part of the financial statements.

6	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
5.31%, dated 10/31/2023, to be repurchased at $101,014,898 on 11/1/2023 (j)	101,000,000	101,000,000
Royal Bank of Canada:
5.28%, dated 10/31/2023, to be repurchased at $108,965,979 on 11/1/2023 (k)	108,950,000	108,950,000
5.29%, dated 10/31/2023, to be repurchased at $100,014,694 on 11/1/2023 (l)	100,000,000	100,000,000
Wells Fargo Bank:
5.29%, dated 10/31/2023, to be repurchased at $35,505,217 on 11/1/2023 (m)	35,500,000	35,500,000
5.31%, dated 10/31/2023, to be repurchased at $162,503,966 on 11/1/2023 (n)	162,480,000	162,480,000
Total Repurchase Agreements (Cost $1,103,030,000)		1,103,030,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,370,589,606)	100.6	2,370,589,606
Other Assets and Liabilities, Net	(0.6)	(14,834,384)
Net Assets	100.0	2,355,755,222

(a)	Floating rate security. These securities are shown at their current rate as of October 31, 2023.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
176,350,100	U.S. Treasury Notes	1.25	11/30/2026	159,120,062

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
40,704,500	U.S. Treasury Bills	Zero Coupon	12/26/2023–10/03/2024	39,992,306
65,281,000	U.S. Treasury Inflation-Indexed Notes	0.125–2.375	4/15/2025–1/15/2031	74,145,695
Total Collateral Value				114,138,001

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
28,763,400	U.S. Treasury Bills	Zero Coupon	11/24/2023	28,662,009
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	7

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
70,712,100	U.S. Treasury Notes	1.625–2.25	10/31/2026–11/15/2027	64,362,046

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
64,400	U.S. Treasury Inflation-Indexed Bonds	2.375	1/15/2025	104,381
101,200	U.S. Treasury Bonds	3.0	5/15/2047	72,218
48,695,600	U.S. Treasury Notes	1.5–4.0	2/15/2026–1/31/2027	44,830,067
Total Collateral Value				45,006,666

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
118,884,100	U.S. Treasury Bonds	4.0	11/15/2052	102,000,055

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
71,465,200	U.S. Treasury Notes	0.75	1/31/2028	60,461,489
33,287,945	U.S. Treasury Inflation-Indexed Notes	Zero Coupon	5/15/2024	32,358,512
Total Collateral Value				92,820,001

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
17,815,424	Federal Home Loan Mortgage Corp.	6.165	1/1/2029	17,789,725
84,841,355	Federal National Mortgage Association	2.0–6.5	11/1/2031–10/1/2053	75,236,424
11,729,654	Government National Mortgage Association	3.5	5/20/2047–11/20/2050	9,993,853
Total Collateral Value				103,020,002
The accompanying notes are an integral part of the financial statements.

8	|	Cash Account Trust — Service Shares

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,027,100	U.S. Treasury Bonds	2.25	8/15/2049	1,205,585
128,340,900	U.S. Treasury Notes	0.5–4.75	7/31/2025–11/15/2029	109,923,494
Total Collateral Value				111,129,079

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
51,124,700	U.S. Treasury Inflation-Indexed Bonds	2.375–3.875	1/15/2025–4/15/2029	102,015,016

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
603,145	U.S. Treasury Bills	Zero Coupon	11/30/2023	600,484
16,074,140	U.S. Treasury Notes	0.5–5.551	4/30/2025–9/30/2030	14,083,551
19,179,230	U.S. Treasury Inflation-Indexed Notes	0.125–0.625	1/15/2024–7/15/2031	21,525,986
Total Collateral Value				36,210,021

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
193,592,361	Government National Mortgage Association	1.5–7.0	8/20/2029–10/20/2053	165,729,600

SOFR:	Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	9

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$1,267,559,606	$—	$1,267,559,606
Repurchase Agreements	—	1,103,030,000	—	1,103,030,000
Total	$—	$2,370,589,606	$—	$2,370,589,606

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

10	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities
as of October 31, 2023 (Unaudited)

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$1,267,559,606
Repurchase agreements, valued at amortized cost	1,103,030,000
Cash	68,139
Receivable for Fund shares sold	22,043,393
Interest receivable	4,435,818
Other assets	87,088
Total assets	2,397,224,044
Liabilities
Payable for investments purchased	31,376,438
Payable for Fund shares redeemed	5,166,695
Distributions payable	4,587,242
Accrued Trustees' fees	7,827
Other accrued expenses and payables	330,620
Total liabilities	41,468,822
Net assets, at value	$2,355,755,222
Net Assets Consist of
Distributable earnings (loss)	(285,411)
Paid-in capital	2,356,040,633
Net assets, at value	$2,355,755,222
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	11

Statement of Assets and Liabilities as of October 31, 2023 (Unaudited) (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($1,106,202,816 ÷ 1,106,390,776 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($1,232,489,822 ÷ 1,232,742,484 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($14,188,497 ÷ 14,190,953 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,874,087 ÷ 2,874,581 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

12	|	Cash Account Trust — Service Shares

Statement of Operations
for the six months ended October 31, 2023 (Unaudited)

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$56,690,022
Expenses:
Management fee	954,162
Administration fee	1,044,417
Services to shareholders	200,177
Distribution and service fees	45,213
Custodian fee	12,326
Professional fees	42,226
Reports to shareholders	30,268
Registration fees	59,188
Trustees' fees and expenses	37,172
Other	62,820
Total expenses before expense reductions	2,487,969
Expense reductions	(1,225,918)
Total expenses after expense reductions	1,262,051
Net investment income	55,427,971
Net realized gain (loss) from investments	4,897
Net increase (decrease) in net assets resulting from operations	$55,432,868
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	13

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2023	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$55,427,971	$44,231,149
Net realized gain (loss)	4,897	(388,827)
Net increase (decrease) in net assets resulting from operations	55,432,868	43,842,322
Distributions to shareholders:
DWS Government & Agency Money Fund	(19,755,560)	(8,325,151)
DWS Government Cash Institutional Shares	(35,103,654)	(35,013,475)
Government Cash Managed Shares	(316,063)	(728,295)
Service Shares	(252,693)	(165,307)
Total distributions	(55,427,970)	(44,232,228)
Fund share transactions:
Proceeds from shares sold	12,661,285,752	32,090,491,389
Reinvestment of distributions	27,309,421	16,189,872
Payments for shares redeemed	(12,101,225,955)	(33,374,536,270)
Net increase (decrease) in net assets from Fund share transactions	587,369,218	(1,267,855,009)
Increase (decrease) in net assets	587,374,116	(1,268,244,915)
Net assets at beginning of period	1,768,381,106	3,036,626,021
Net assets at end of period	$2,355,755,222	$1,768,381,106

The accompanying notes are an integral part of the financial statements.

14	|	Cash Account Trust — Service Shares

Financial Highlights
DWS Government & Agency Securities Portfolio — Service Shares
	Six Months Ended 10/31/23	Years Ended April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.022	.021	.000 *	.000 *	.009	.012
Net realized gain (loss)	.000 *	(.000 )*	(.000 )*	.000 *	(.000 )*	(.000 )*
Total from investment operations	.022	.021	.000 *	.000 *	.009	.012
Less distributions from:
Net investment income	(.022 )	(.021 )	(.000 )*	(.000 )*	(.009 )	(.012 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.18 **	2.13	.01	.01	.90	1.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	10	12	22	28	16
Ratio of expenses before expense reductions (%)	1.07 ***	1.10	1.05	1.05	1.05	1.05
Ratio of expenses after expense reductions (%)	.95 ***	.91	.07	.12	.90	.98
Ratio of net investment income (%)	4.25 ***	1.78	.01	.01	.94	1.09

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	15

Portfolio Summary(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/23	4/30/23
Variable Rate Demand Notes	86%	78%
Tax-Exempt Commercial Paper	7%	13%
Variable Rate Demand Preferred Shares	6%	8%
Floating-Rate Notes	1%	1%
	100%	100%

Weighted Average Maturity	10/31/23	4/30/23
Cash Account Trust — DWS Tax-Exempt Portfolio	5 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	24 days	15 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 17. A quarterly Fact Sheet is available on dws.com or upon request.

16	|	Cash Account Trust — Service Shares

Investment Portfolioas of October 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 99.3%
California 13.4%
California, East Bay Muncipal Utility District:
Series A-1, TECP, 3.2%, 11/2/2023	4,400,000	4,400,000
Series A-2, TECP, 3.2%, 11/2/2023	2,150,000	2,150,000
California, General Obligation:
Series A-2, 2.85% (a), 11/1/2023, LOC: State Street B&T Co.	1,200,000	1,200,000
Series A-2, TECP, 3.15%, 11/8/2023	2,000,000	2,000,000
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 4.18% (a), 11/7/2023, LIQ: Societe Generale	3,000,000	3,000,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 4.19% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	5,600,000	5,600,000
		18,350,000
Colorado 0.4%
Colorado, State Housing & Finance Authority, Series I - AA2, 4.05% (a), 11/7/2023, SPA: Royal Bank of Canada	475,000	475,000
Delaware 0.8%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	1,145,000	1,145,000
Florida 2.8%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 4.05% (a), 11/7/2023, LIQ: Fannie Mae	810,000	810,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 4.0% (a), 11/7/2023, LOC: TD Bank NA	1,275,000	1,275,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	1,100,000	1,100,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 4.15% (a), 11/7/2023, LOC: Wells Fargo Bank NA	80,000	80,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 4.05% (a), 11/7/2023, LOC: Freddie Mac	525,000	525,000
		3,790,000
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	17

	Principal Amount ($)	Value ($)
Georgia 4.3%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 4.15% (a), 11/7/2023	5,300,000	5,300,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 4.25% (a), 11/7/2023, LOC: Wells Fargo Bank NA	550,000	550,000
		5,850,000
Illinois 12.1%
Brookfield, IL, Zoo Project, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	900,000	900,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 4.0% (a), 11/7/2023, LOC: Barclays Bank PLC	1,000,000	1,000,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 4.09% (a), 11/7/2023, LOC: BMO Harris Bank NA	420,000	420,000
Illinois, State Development Finance Authority, Ignatius College Project, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 4.05% (a), 11/7/2023, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 4.2% (a), 11/7/2023, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 4.16% (a), 11/7/2023, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 4.09% (a), 11/7/2023, LOC: BMO Harris Bank NA	2,175,000	2,175,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 4.13% (a), 11/7/2023, LOC: Northern Trust Company	1,880,000	1,880,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.95% (a), 11/1/2023, LOC: Wells Fargo Bank NA	3,555,000	3,555,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 4.13% (a), 11/7/2023, LOC: Freddie Mac	815,000	815,000
		16,480,000
The accompanying notes are an integral part of the financial statements.

18	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Indiana 1.2%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 4.15% (a), 11/7/2023, LOC: Federal Home Loan Bank	590,000	590,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	995,000	995,000
		1,585,000
Iowa 4.3%
Iowa, Single-Family Finance Authority, Series B, 4.05% (a), 11/7/2023	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 4.12% (a), 11/7/2023	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 4.05% (a), 11/7/2023	405,000	405,000
		5,805,000
Kansas 0.9%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.98% (a), 11/1/2023, LOC: U.S. Bank NA	175,000	175,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 4.2% (a), 11/7/2023, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,175,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 4.1% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisiana 1.5%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 4.08% (a), 11/7/2023, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 4.13% (a), 11/7/2023, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	1,285,000	1,285,000
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	19

	Principal Amount ($)	Value ($)
Massachusetts 4.3%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 4.1% (a), 11/7/2023, LOC: TD Bank NA	1,250,000	1,250,000
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.85% (a), 11/1/2023, LOC: Bank of America NA	100,000	100,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 3.85% (a), 11/7/2023	4,350,000	4,350,000
Massachusetts, State Water Resources Authority, Series A-3, 4.11% (a), 11/7/2023, SPA: Wells Fargo Bank NA	120,000	120,000
		5,820,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 4.08% (a), 11/7/2023, GTY: Chevron Corp.	50,000	50,000
Missouri 2.6%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 4.2% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 3.87% (a), 11/1/2023, LOC: Barclays Bank PLC	2,035,000	2,035,000
Series B, 4.0% (a), 11/1/2023, LOC: U.S. Bank NA	115,000	115,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 4.07% (a), 11/7/2023, LOC: U.S. Bank NA	415,000	415,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 4.25% (a), 11/7/2023, LOC: Bank of America NA	340,000	340,000
		3,615,000
Nebraska 1.6%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 4.12% (a), 11/7/2023	2,200,000	2,200,000
Nevada 0.7%
Clark County, NV, Airport Systems Revenue, Series D-3, 4.1% (a), 11/7/2023, LOC: Bank of America NA	980,000	980,000
New Jersey 0.3%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 4.05% (a), 11/7/2023, LOC: JPMorgan Chase Bank NA	400,000	400,000
The accompanying notes are an integral part of the financial statements.

20	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
New Mexico 0.8%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 4.05% (a), 11/7/2023, LOC: Freddie Mac	1,050,000	1,050,000
New York 16.6%
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	2,625,000	2,625,000
Series E 1, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	2,590,000	2,590,000
Series G-1, 4.07% (a), 11/7/2023, LOC: TD Bank NA	600,000	600,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 4.13% (a), 11/7/2023, LOC: Fannie Mae	375,000	375,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 4.08% (a), 11/7/2023, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A, 4.0% (a), 11/7/2023, LOC: Barclays Bank PLC	800,000	800,000
Series B-4C, 4.03% (a), 11/1/2023, LOC: U.S. Bank NA	2,100,000	2,100,000
New York, NY, General Obligation:
Series I-4, 3.95% (a), 11/1/2023, LOC: TD Bank NA	500,000	500,000
Series A-3, 4.0% (a), 11/1/2023, LOC: Mizuho Bank Ltd.	1,800,000	1,800,000
Series L-4, 4.03% (a), 11/1/2023, LOC: U.S. Bank NA	3,500,000	3,500,000
Series D-5, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	900,000	900,000
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 4.08% (a), 11/7/2023, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series DD-3B, 4.03% (a), 11/1/2023, SPA: State Street B&T Co.	200,000	200,000
Series EE-2, 4.03% (a), 11/1/2023, LIQ: State Street B&T Co.	4,300,000	4,300,000
Series F-2, 4.03% (a), 11/1/2023, LOC: Citibank NA	1,855,000	1,855,000
		22,620,000
North Carolina 1.1%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 4.05% (a), 11/1/2023, LOC: Royal Bank of Canada	1,500,000	1,500,000
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	21

	Principal Amount ($)	Value ($)
Ohio 2.6%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 4.14% (a), 11/7/2023, LOC: Northern Trust Company	3,300,000	3,300,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 3.98% (a), 11/7/2023, LOC: Northern Trust Company	205,000	205,000
		3,505,000
Oklahoma 2.7%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 4.23% (a), 11/7/2023, INS: BAM	3,750,000	3,750,000
Oregon 1.1%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series B, 3.95% (a), 11/1/2023, LOC: TD Bank NA	200,000	200,000
Series A, 4.0% (a), 11/1/2023, LOC: U.S. Bank NA	1,325,000	1,325,000
		1,525,000
Pennsylvania 3.0%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, Series ECC, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	280,000	280,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	500,000	500,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	125,000	125,000
Philadelphia, PA, General Obligation, Series B, 3.97% (a), 11/7/2023, LOC: Barclays Bank PLC	715,000	715,000
		4,120,000
Rhode Island 0.7%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 4.1% (a), 11/7/2023, LOC: TD Bank NA	960,000	960,000
The accompanying notes are an integral part of the financial statements.

22	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
South Dakota 1.9%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 4.15% (a), 11/7/2023, LOC: U.S. Bank NA	2,545,000	2,545,000
Tennessee 0.5%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 4.05% (a), 11/7/2023, LOC: U.S. Bank NA	700,000	700,000
Texas 4.8%
Harris County, TX, Hospital District Revenue, 4.12% (a), 11/7/2023, LOC: JPMorgan Chase Bank NA	520,000	520,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-2, 4.08% (a), 11/7/2023, LOC: Bank of NY Mellon	3,655,000	3,655,000
Series C-1, 4.1% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 3.95% (a), 11/1/2023, LOC: TD Bank NA	1,125,000	1,125,000
		6,560,000
Vermont 2.1%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 4.12% (a), 11/7/2023, LOC: TD Bank NA	1,760,000	1,760,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 4.06% (a), 11/1/2023, LOC: TD Bank NA	1,115,000	1,115,000
		2,875,000
Virginia 1.6%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 3.97% (a), 11/1/2023, LOC: Truist Bank	1,100,000	1,100,000
		2,225,000
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	23

	Principal Amount ($)	Value ($)
Washington 1.2%
Washington, State Housing Finance Commission, Combridge Apartments, 4.04% (a), 11/7/2023, LIQ: Fannie Mae	1,145,000	1,145,000
Washington, State Housing Finance Commission, The Evergreen School, 4.1% (a), 11/7/2023, LOC: Wells Fargo Bank NA	540,000	540,000
		1,685,000
Wisconsin 1.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	1,800,000	1,800,000
Other 5.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 4.11% (a), 11/7/2023, LIQ: Freddie Mac	2,395,000	2,395,000
“A” , Series M031, 144A, 4.12% (a), 11/7/2023, LIQ: Freddie Mac	2,420,000	2,420,000
“A” , Series M-055, 144A, MUNIPSA + 0.23%, 4.3% (b), 12/15/2028, GTY: Freddie Mac	2,015,000	2,015,000
		6,830,000
Total Municipal Investments (Cost $135,560,000)		135,560,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $135,560,000)	99.3	135,560,000
Other Assets and Liabilities, Net	0.7	969,561
Net Assets	100.0	136,529,561

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of October 31,
2023. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Floating rate security. These securities are shown at their current rate as of October 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
The accompanying notes are an integral part of the financial statements.

24	|	Cash Account Trust — Service Shares

INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$135,560,000	$—	$135,560,000
Total	$—	$135,560,000	$—	$135,560,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	25

Statement of Assets and Liabilities
as of October 31, 2023 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$135,560,000
Cash	3,803
Receivable for investments sold	400,000
Receivable for Fund shares sold	198,417
Interest receivable	516,803
Other assets	61,023
Total assets	136,740,046
Liabilities
Payable for Fund shares redeemed	106,396
Distributions payable	40,589
Accrued Trustees' fees	2,267
Other accrued expenses and payables	61,233
Total liabilities	210,485
Net assets, at value	$136,529,561
Net Assets Consist of
Distributable earnings (loss)	(30,917)
Paid-in capital	136,560,478
Net assets, at value	$136,529,561
The accompanying notes are an integral part of the financial statements.

26	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities as of October 31, 2023 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($3,809,285 ÷ 3,805,524 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($81,365,768 ÷ 81,285,591 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($35,114,274 ÷ 35,079,509 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,721,498 ÷ 2,718,752 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($10,548,689 ÷ 10,539,316 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($2,970,047 ÷ 2,967,120 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	27

Statement of Operations
for the six months ended October 31, 2023 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$2,433,691
Expenses:
Management fee	61,877
Administration fee	68,061
Services to shareholders	50,891
Distribution and service fees	25,818
Custodian fee	2,271
Professional fees	29,811
Reports to shareholders	24,963
Registration fees	50,190
Trustees' fees and expenses	4,232
Other	17,499
Total expenses before expense reductions	335,613
Expense reductions	(146,421)
Total expenses after expense reductions	189,192
Net investment income	2,244,499
Net increase (decrease) in net assets resulting from operations	$2,244,499
The accompanying notes are an integral part of the financial statements.

28	|	Cash Account Trust — Service Shares

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2023	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$2,244,499	$2,673,165
Net realized gain (loss)	—	2,550
Net increase (decrease) in net assets resulting from operations	2,244,499	2,675,715
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(75,519)	(143,285)
DWS Tax-Exempt Money Fund	(1,328,548)	(1,590,316)
DWS Tax-Free Money Fund Class S	(583,476)	(692,153)
Service Shares	(50,094)	(61,072)
Tax-Exempt Cash Managed Shares	(153,865)	(187,450)
Tax-Free Investment Class	(52,997)	(84,034)
Total distributions	(2,244,499)	(2,758,310)
Fund share transactions:
Proceeds from shares sold	54,780,984	108,991,170
Reinvestment of distributions	1,997,842	2,447,947
Payments for shares redeemed	(58,638,862)	(149,555,881)
Net increase (decrease) in net assets from Fund share transactions	(1,860,036)	(38,116,764)
Increase (decrease) in net assets	(1,860,036)	(38,199,359)
Net assets at beginning of period	138,389,597	176,588,956
Net assets at end of period	$136,529,561	$138,389,597

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	29

Financial Highlights
DWS Tax-Exempt Portfolio — Service Shares
	Six Months Ended 10/31/23	Years Ended April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.012	.010	.000 *	.000 *	.005	.005
Net realized gain (loss)	—	.000 *	.000 *	(.000 )*	.000 *	.000 *
Total from investment operations	.012	.010	.000 *	.000 *	.005	.005
Less distributions from:
Net investment income	(.012 )	(.011 )	(.000 )*	(.000 )*	(.005 )	(.005 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.23 **	1.14	.01	.01	.45	.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	5	5	5	3	14
Ratio of expenses before expense reductions (%)	1.24 ***	1.22	1.18	1.17	1.17	1.18
Ratio of expenses after expense reductions (%)	1.04 ***	.98	.15	.18	1.03	1.05
Ratio of net investment income (%)	2.40 ***	1.05	.01	.01	.40	.43

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

30	|	Cash Account Trust — Service Shares

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio (each a “Fund”  and together, the “Funds” ). These financial statements report on DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. DWS Tax-Exempt Portfolio may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.
Each Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Funds in the preparation of their financial statements.
Security Valuation. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities.

Cash Account Trust — Service Shares	|	31

Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Funds are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.
Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds’ claims on the collateral may be subject to legal proceedings.
As of October 31, 2023, DWS Government & Agency Securities Portfolio held repurchase agreements with a gross value of $1,103,030,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following DWS Government & Agency Securities Portfolio’s Investment Portfolio.
Federal Income Taxes. Each of the Funds’ policies is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

32	|	Cash Account Trust — Service Shares

At April 30, 2023, DWS Government & Agency Securities Portfolio had net tax basis capital loss carryforwards of approximately $495,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2023, DWS Tax-Exempt Portfolio had net tax basis capital loss carryforwards of approximately $3,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2023, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,370,589,606.
At October 31, 2023, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $135,560,000.
The Funds have reviewed the tax positions for the open tax years as of April 30, 2023 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Funds.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from

Cash Account Trust — Service Shares	|	33

investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.
The monthly management fee for the Funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to DWS Government & Agency Securities Portfolio and DWS Tax- Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2023, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.089% of the Fund’s average daily net assets.
Accordingly, for the six months ended October 31, 2023, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.088% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the DWS Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the DWS Government & Agency Securities Portfolio’s average daily net assets.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses

34	|	Cash Account Trust — Service Shares

on Service Shares of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.
The Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Securities Portfolio:
DWS Government & Agency Money Fund	$426,753
DWS Government Cash Institutional Shares	781,666
Government Cash Managed Shares	10,360
Service Shares	7,139
$1,225,918

DWS Tax-Exempt Portfolio:
DWS Tax-Exempt Cash Premier Shares	$4,768
DWS Tax-Exempt Money Fund	83,546
DWS Tax-Free Money Fund Class S	39,526
Service Shares	4,158
Tax-Exempt Cash Managed Shares	10,387
Tax-Free Investment Class	4,036
$146,421
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of each of these two Funds’ average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2023, the Administration Fee for each fund was as follows:
Fund	Administration Fee	Unpaid at October 31, 2023
DWS Government & Agency Securities Portfolio	$1,044,417	$212,113
DWS Tax-Exempt Portfolio	$68,061	$11,115
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent

Cash Account Trust — Service Shares	|	35

functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2023, the amounts charged to the Funds by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at October 31, 2023
DWS Government & Agency Money Fund	$28,802	$9,300
DWS Government Cash Institutional Shares	78,840	17,566
Government Cash Managed Shares	5,917	1,822
Service Shares	15,338	953
	$128,897	$29,641

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2023
DWS Tax-Exempt Cash Premier Shares	$520	$167
DWS Tax-Exempt Money Fund	15,825	5,533
DWS Tax-Free Money Fund Class S	14,380	5,110
Service Shares	5,315	—
Tax-Exempt Cash Managed Shares	785	543
Tax-Free Investment Class	1,932	964
	$38,757	$12,317
In addition, for the six months ended October 31, 2023, the amounts charged to each Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping
DWS Government & Agency Securities Portfolio:	Total Aggregated
DWS Government & Agency Money Fund	$58,614

DWS Tax-Exempt Portfolio:	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$2
DWS Tax-Exempt Money Fund	572
DWS Tax-Free Money Fund Class S	831
$1,405
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee

36	|	Cash Account Trust — Service Shares

(“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2023, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Service Shares	$35,669	$1,552.60%		.60%

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Service Shares	$12,527	$1,502.60%		.60%
Tax-Free Investment Class	4,601	737.25%		.25%
	$17,128	$2,239
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the six months ended October 31, 2023, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$9,544	$1,832.15%		.15%

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$7,402	$1,176.15%		.15%
Tax-Free Investment Class	1,288	207.07%		.07%
	$8,690	$1,383
Other Service Fees. Under an agreement with the Funds, DIMA is compensated for providing regulatory filing services to the Funds. For the six months ended October 31, 2023, the amounts charged to the Funds

Cash Account Trust — Service Shares	|	37

by DIMA included in the Statement of Operations under “Reports to shareholders”  were as follows:
Fund	Total Aggregated	Unpaid at October 31, 2023
DWS Government & Agency Securities Portfolio	$730	$100
DWS Tax-Exempt Portfolio	$723	$175
Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2023, the DWS Tax-Exempt Portfolio engaged in securities purchases of $75,405,000 and securities sales of $68,401,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Funds and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at October 31, 2023.

38	|	Cash Account Trust — Service Shares

D.
Fund Share Transactions
The following tables summarize share and dollar activity in the Funds:
DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	1,050,226,204	$1,050,226,204	477,515,664	$477,515,664
DWS Government Cash Institutional Shares	11,566,359,515	11,566,359,515	31,439,626,048	31,439,626,048
Government Cash Managed Shares	26,021,000	26,021,000	129,301,264	129,301,264
Service Shares	18,673,428	18,673,428	44,041,977	44,041,977
Account maintenance fees	—	5,605	—	6,436
		$12,661,285,752		$32,090,491,389
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	19,614,083	$19,614,083	8,254,435	$8,254,435
DWS Government Cash Institutional Shares	7,442,501	7,442,501	7,499,600	7,499,600
Government Cash Managed Shares	1,382	1,382	281,143	281,143
Service Shares	251,455	251,455	154,694	154,694
		$27,309,421		$16,189,872

Cash Account Trust — Service Shares	|	39

	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Government & Agency Money Fund	(360,189,091)	$(360,189,091)	(258,527,375)	$(258,527,375)
DWS Government Cash Institutional Shares	(11,692,894,906)	(11,692,894,906)	(32,891,816,279)	(32,891,816,279)
Government Cash Managed Shares	(22,562,471)	(22,562,471)	(177,363,094)	(177,363,094)
Service Shares	(25,579,487)	(25,579,487)	(46,829,522)	(46,829,522)
		$(12,101,225,955)		$(33,374,536,270)
Net increase (decrease)
DWS Government & Agency Money Fund	709,651,196	$709,651,196	227,242,724	$227,242,724
DWS Government Cash Institutional Shares	(119,092,890)	(119,092,890)	(1,444,690,631)	(1,444,690,631)
Government Cash Managed Shares	3,459,911	3,459,911	(47,780,687)	(47,780,687)
Service Shares	(6,654,604)	(6,654,604)	(2,632,851)	(2,632,851)
Account maintenance fees	—	5,605	—	6,436
		$587,369,218		$(1,267,855,009)

40	|	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	8,090,615	$8,090,615	12,783,030	$12,783,030
DWS Tax-Exempt Money Fund	12,423,450	12,423,450	25,560,650	25,560,650
DWS Tax-Free Money Fund Class S	2,001,239	2,001,239	6,507,344	6,507,344
Service Shares	6,984,966	6,984,966	22,978,306	22,978,306
Tax-Exempt Cash Managed Shares	21,664,000	21,664,000	36,205,002	36,205,002
Tax-Free Investment Class	3,610,629	3,610,629	4,950,129	4,950,129
Account maintenance fees	—	6,085	—	6,709
		$54,780,984		$108,991,170
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	30,247	$30,247	74,911	$74,911
DWS Tax-Exempt Money Fund	1,308,752	1,308,752	1,568,113	1,568,113
DWS Tax-Free Money Fund Class S	554,292	554,292	660,499	660,499
Service Shares	49,708	49,708	59,956	59,956
Tax-Exempt Cash Managed Shares	1,929	1,929	2,175	2,175
Tax-Free Investment Class	52,914	52,914	82,293	82,293
		$1,997,842		$2,447,947
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(8,309,728)	$(8,309,728)	(26,573,764)	$(26,573,764)
DWS Tax-Exempt Money Fund	(13,745,570)	(13,745,570)	(38,876,956)	(38,876,956)
DWS Tax-Free Money Fund Class S	(4,028,559)	(4,028,559)	(7,718,432)	(7,718,432)
Service Shares	(9,296,629)	(9,296,629)	(23,370,709)	(23,370,709)
Tax-Exempt Cash Managed Shares	(19,030,800)	(19,030,800)	(41,466,686)	(41,466,686)
Tax-Free Investment Class	(4,227,576)	(4,227,576)	(11,549,334)	(11,549,334)
		$(58,638,862)		$(149,555,881)

Cash Account Trust — Service Shares	|	41

	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(188,866)	$(188,866)	(13,715,823)	$(13,715,823)
DWS Tax-Exempt Money Fund	(13,368)	(13,368)	(11,748,193)	(11,748,193)
DWS Tax-Free Money Fund Class S	(1,473,028)	(1,473,028)	(550,589)	(550,589)
Service Shares	(2,261,955)	(2,261,955)	(332,447)	(332,447)
Tax-Exempt Cash Managed Shares	2,635,129	2,635,129	(5,259,509)	(5,259,509)
Tax-Free Investment Class	(564,033)	(564,033)	(6,516,912)	(6,516,912)
Account maintenance fees	—	6,085	—	6,709
		$(1,860,036)		$(38,116,764)
E.
Ownership of the Fund
From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At October 31, 2023, 14% of the outstanding shares of DWS Government & Agency Securities Portfolio was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the US Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and

42	|	Cash Account Trust — Service Shares

during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

Cash Account Trust — Service Shares	|	43

Information About Each Fund’s Expenses
As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses for Service Shares; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2023 to October 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

44	|	Cash Account Trust — Service Shares

Service Shares
Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2023 (Unaudited)

Actual Fund Return	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Beginning Account Value 5/1/23	$1,000.00	$1,000.00
Ending Account Value 10/31/23	$1,021.82	$1,012.30
Expenses Paid per $1,000*	$4.83	$5.26
Hypothetical 5% Fund Return
Beginning Account Value 5/1/23	$1,000.00	$1,000.00
Ending Account Value 10/31/23	$1,020.36	$1,019.91
Expenses Paid per $1,000*	$4.82	$5.28

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Service Shares	.95%	1.04%
For more information, please refer to each Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Cash Account Trust — Service Shares	|	45

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

46	|	Cash Account Trust — Service Shares

Advisory Agreement Board Considerations and Fee Evaluation
DWS Government & Agency Securities Portfolio
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

Cash Account Trust — Service Shares	|	47

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

48	|	Cash Account Trust — Service Shares

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (4th quartile), Government Cash Managed Shares (4th quartile), DWS Government & Agency Money Fund shares (4th quartile) and Service Shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall

Cash Account Trust — Service Shares	|	49

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

50	|	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

Cash Account Trust — Service Shares	|	51

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd

52	|	Cash Account Trust — Service Shares

quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall

Cash Account Trust — Service Shares	|	53

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

54	|	Cash Account Trust — Service Shares

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
CATS-3
(R-033430-11 12/23)

October 31, 2023
Semiannual Report
to Shareholders
DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund

Contents

3	Portfolio Summary
4	Investment Portfolio
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
24	Information About Your Fund’s Expenses
26	Other Information
27	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government & Agency Money Fund

Portfolio Summary(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/23	4/30/23
Government & Agency Obligations	53%	25%
Repurchase Agreements	47%	75%
	100%	100%

Weighted Average Maturity	10/31/23	4/30/23
Cash Account Trust — DWS Government & Agency Securities Portfolio	27 days	10 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Retail*	25 days	17 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t
& Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Government & Agency Money Fund	|	3

Investment Portfolioas of October 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 53.8%
U.S. Government Sponsored Agencies 27.4%
Federal Farm Credit Banks:
SOFR + 0.145%, 5.455% (a), 7/25/2025	6,000,000	6,000,000
SOFR + 0.135%, 5.465% (a), 6/3/2025	5,750,000	5,750,000
Federal Home Loan Bank Discount Notes:
5.039% (b), 11/17/2023	40,000,000	39,911,644
5.222% (b), 4/5/2024	30,600,000	29,917,110
5.348% (b), 6/3/2024	15,000,000	14,527,448
Federal Home Loan Banks:
SOFR + 0.02%, 5.33% (a), 11/9/2023	22,000,000	22,000,000
SOFR + 0.02%, 5.33% (a), 11/17/2023	45,000,000	45,000,000
SOFR + 0.03%, 5.34% (a), 11/10/2023	70,000,000	70,000,000
SOFR + 0.03%, 5.34% (a), 1/12/2024	35,000,000	35,000,000
SOFR + 0.03%, 5.34% (a), 1/16/2024	9,000,000	9,000,000
SOFR + 0.035%, 5.345% (a), 2/12/2024	20,000,000	20,000,000
SOFR + 0.035%, 5.345% (a), 2/13/2024	9,000,000	9,000,000
SOFR + 0.04%, 5.35% (a), 2/20/2024	20,000,000	20,000,000
SOFR + 0.04%, 5.35% (a), 2/26/2024	50,000,000	50,000,000
SOFR + 0.045%, 5.355% (a), 2/28/2024	20,000,000	20,000,000
SOFR + 0.45%, 5.355% (a), 3/15/2024	34,000,000	34,000,000
SOFR + 0.045%, 5.355% (a), 4/4/2024	45,000,000	45,000,000
SOFR + 0.05%, 5.36% (a), 3/20/2024	40,750,000	40,750,000
SOFR + 0.045%, 5.365% (a), 2/2/2024	5,750,000	5,750,000
SOFR + 0.07%, 5.38% (a), 11/27/2023	16,000,000	16,000,000
SOFR + 0.09%, 5.4% (a), 12/1/2023	75,000,000	75,000,000
SOFR + 0.125%, 5.435% (a), 2/24/2025	20,000,000	20,000,000
Federal National Mortgage Association, 5.52%, 7/16/2024	12,000,000	12,000,000
		644,606,202
U.S. Treasury Obligations 26.4%
U.S. Treasury Bills:
5.08% (b), 7/11/2024	32,000,000	30,873,307
5.105% (b), 8/8/2024	25,000,000	24,017,378
5.258% (b), 11/24/2023	27,750,000	27,658,057
5.305% (b), 1/11/2024	41,000,000	40,576,894
5.323% (b), 1/18/2024	40,000,000	39,545,000
5.333% (b), 1/4/2024	12,000,000	11,887,787
5.363% (b), 11/7/2023	5,000,000	4,995,592
The accompanying notes are an integral part of the financial statements.

4	|	DWS Government & Agency Money Fund

	Principal Amount ($)	Value ($)
5.374% (b), 12/7/2023	35,000,000	34,814,500
5.374% (b), 3/21/2024	19,000,000	18,605,592
5.375% (b), 4/25/2024	25,000,000	24,352,100
5.379% (b), 12/12/2023	30,000,000	29,818,729
5.384% (b), 11/9/2023	30,000,000	29,964,600
5.4% (b), 12/14/2023	20,000,000	19,876,438
5.409% (b), 2/27/2024	45,000,000	44,213,087
5.415% (b), 12/12/2023	35,000,000	34,787,122
5.424% (b), 2/6/2024	25,000,000	24,639,618
5.424% (b), 2/29/2024	43,500,000	42,724,250
5.424% (b), 4/18/2024	15,000,000	14,623,264
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 5.307% (a), 4/30/2024	15,000,000	14,997,082
3-month U.S. Treasury Bill Money Market Yield minus 0.015%, 5.367% (a), 1/31/2024	40,000,000	40,006,739
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.419% (a), 7/31/2024	25,000,000	25,007,883
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.507% (a), 7/31/2025	45,000,000	44,968,385
		622,953,404
Total Government & Agency Obligations (Cost $1,267,559,606)		1,267,559,606
Repurchase Agreements 46.8%
Barclays Bank PLC, 5.3%, dated 10/31/2023, to be repurchased at $156,022,967 on 11/1/2023 (c)	156,000,000	156,000,000
BNP Paribas:
5.29%, dated 10/31/2023, to be repurchased at $111,916,443 on 11/1/2023 (d)	111,900,000	111,900,000
5.3%, dated 10/31/2023, to be repurchased at $28,104,137 on 11/1/2023 (e)	28,100,000	28,100,000
Citigroup Global Markets, Inc., 5.28%, dated 10/31/2023, to be repurchased at $63,109,255 on 11/1/2023 (f)	63,100,000	63,100,000
Federal Reserve Bank of New York, 5.3%, dated 10/31/2023, to be repurchased at $45,006,625 on 11/1/2023 (g)	45,000,000	45,000,000
Fixed Income Clearing Corp., 5.3%, dated 10/31/2023, to be repurchased at $100,014,722 on 11/1/2023 (h)	100,000,000	100,000,000
JPMorgan Securities, Inc.:
5.3%, dated 10/31/2023, to be repurchased at $91,013,397 on 11/1/2023 (i)	91,000,000	91,000,000
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	5

	Principal Amount ($)	Value ($)
5.31%, dated 10/31/2023, to be repurchased at $101,014,898 on 11/1/2023 (j)	101,000,000	101,000,000
Royal Bank of Canada:
5.28%, dated 10/31/2023, to be repurchased at $108,965,979 on 11/1/2023 (k)	108,950,000	108,950,000
5.29%, dated 10/31/2023, to be repurchased at $100,014,694 on 11/1/2023 (l)	100,000,000	100,000,000
Wells Fargo Bank:
5.29%, dated 10/31/2023, to be repurchased at $35,505,217 on 11/1/2023 (m)	35,500,000	35,500,000
5.31%, dated 10/31/2023, to be repurchased at $162,503,966 on 11/1/2023 (n)	162,480,000	162,480,000
Total Repurchase Agreements (Cost $1,103,030,000)		1,103,030,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,370,589,606)	100.6	2,370,589,606
Other Assets and Liabilities, Net	(0.6)	(14,834,384)
Net Assets	100.0	2,355,755,222

(a)	Floating rate security. These securities are shown at their current rate as of October 31, 2023.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
176,350,100	U.S. Treasury Notes	1.25	11/30/2026	159,120,062

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
40,704,500	U.S. Treasury Bills	Zero Coupon	12/26/2023–10/03/2024	39,992,306
65,281,000	U.S. Treasury Inflation-Indexed Notes	0.125–2.375	4/15/2025–1/15/2031	74,145,695
Total Collateral Value				114,138,001

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
28,763,400	U.S. Treasury Bills	Zero Coupon	11/24/2023	28,662,009
The accompanying notes are an integral part of the financial statements.

6	|	DWS Government & Agency Money Fund

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
70,712,100	U.S. Treasury Notes	1.625–2.25	10/31/2026–11/15/2027	64,362,046

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
64,400	U.S. Treasury Inflation-Indexed Bonds	2.375	1/15/2025	104,381
101,200	U.S. Treasury Bonds	3.0	5/15/2047	72,218
48,695,600	U.S. Treasury Notes	1.5–4.0	2/15/2026–1/31/2027	44,830,067
Total Collateral Value				45,006,666

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
118,884,100	U.S. Treasury Bonds	4.0	11/15/2052	102,000,055

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
71,465,200	U.S. Treasury Notes	0.75	1/31/2028	60,461,489
33,287,945	U.S. Treasury Inflation-Indexed Notes	Zero Coupon	5/15/2024	32,358,512
Total Collateral Value				92,820,001

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
17,815,424	Federal Home Loan Mortgage Corp.	6.165	1/1/2029	17,789,725
84,841,355	Federal National Mortgage Association	2.0–6.5	11/1/2031–10/1/2053	75,236,424
11,729,654	Government National Mortgage Association	3.5	5/20/2047–11/20/2050	9,993,853
Total Collateral Value				103,020,002
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	7

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,027,100	U.S. Treasury Bonds	2.25	8/15/2049	1,205,585
128,340,900	U.S. Treasury Notes	0.5–4.75	7/31/2025–11/15/2029	109,923,494
Total Collateral Value				111,129,079

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
51,124,700	U.S. Treasury Inflation-Indexed Bonds	2.375–3.875	1/15/2025–4/15/2029	102,015,016

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
603,145	U.S. Treasury Bills	Zero Coupon	11/30/2023	600,484
16,074,140	U.S. Treasury Notes	0.5–5.551	4/30/2025–9/30/2030	14,083,551
19,179,230	U.S. Treasury Inflation-Indexed Notes	0.125–0.625	1/15/2024–7/15/2031	21,525,986
Total Collateral Value				36,210,021

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
193,592,361	Government National Mortgage Association	1.5–7.0	8/20/2029–10/20/2053	165,729,600

SOFR:	Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.

8	|	DWS Government & Agency Money Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$1,267,559,606	$—	$1,267,559,606
Repurchase Agreements	—	1,103,030,000	—	1,103,030,000
Total	$—	$2,370,589,606	$—	$2,370,589,606

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	9

Statement of Assets and Liabilities
as of October 31, 2023 (Unaudited)

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$1,267,559,606
Repurchase agreements, valued at amortized cost	1,103,030,000
Cash	68,139
Receivable for Fund shares sold	22,043,393
Interest receivable	4,435,818
Other assets	87,088
Total assets	2,397,224,044
Liabilities
Payable for investments purchased	31,376,438
Payable for Fund shares redeemed	5,166,695
Distributions payable	4,587,242
Accrued Trustees' fees	7,827
Other accrued expenses and payables	330,620
Total liabilities	41,468,822
Net assets, at value	$2,355,755,222
Net Assets Consist of
Distributable earnings (loss)	(285,411)
Paid-in capital	2,356,040,633
Net assets, at value	$2,355,755,222
The accompanying notes are an integral part of the financial statements.

10	|	DWS Government & Agency Money Fund

Statement of Assets and Liabilities as of October 31, 2023 (Unaudited) (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($1,106,202,816 ÷ 1,106,390,776 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($1,232,489,822 ÷ 1,232,742,484 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($14,188,497 ÷ 14,190,953 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,874,087 ÷ 2,874,581 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	11

Statement of Operations
for the six months ended October 31, 2023 (Unaudited)

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$56,690,022
Expenses:
Management fee	954,162
Administration fee	1,044,417
Services to shareholders	200,177
Distribution and service fees	45,213
Custodian fee	12,326
Professional fees	42,226
Reports to shareholders	30,268
Registration fees	59,188
Trustees' fees and expenses	37,172
Other	62,820
Total expenses before expense reductions	2,487,969
Expense reductions	(1,225,918)
Total expenses after expense reductions	1,262,051
Net investment income	55,427,971
Net realized gain (loss) from investments	4,897
Net increase (decrease) in net assets resulting from operations	$55,432,868
The accompanying notes are an integral part of the financial statements.

12	|	DWS Government & Agency Money Fund

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2023	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$55,427,971	$44,231,149
Net realized gain (loss)	4,897	(388,827)
Net increase (decrease) in net assets resulting from operations	55,432,868	43,842,322
Distributions to shareholders:
DWS Government & Agency Money Fund	(19,755,560)	(8,325,151)
DWS Government Cash Institutional Shares	(35,103,654)	(35,013,475)
Government Cash Managed Shares	(316,063)	(728,295)
Service Shares	(252,693)	(165,307)
Total distributions	(55,427,970)	(44,232,228)
Fund share transactions:
Proceeds from shares sold	12,661,285,752	32,090,491,389
Reinvestment of distributions	27,309,421	16,189,872
Payments for shares redeemed	(12,101,225,955)	(33,374,536,270)
Net increase (decrease) in net assets from Fund share transactions	587,369,218	(1,267,855,009)
Increase (decrease) in net assets	587,374,116	(1,268,244,915)
Net assets at beginning of period	1,768,381,106	3,036,626,021
Net assets at end of period	$2,355,755,222	$1,768,381,106

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	13

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund
	Six Months Ended 10/31/23	Years Ended April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.026	.029	.000 *	.000 *	.016	.020
Net realized gain (loss)	.000 *	(.000 )*	(.000 )*	.000 *	(.000 )*	(.000 )*
Total from investment operations	.026	.029	.000 *	.000 *	.016	.020
Less distributions from:
Net investment income	(.026 )	(.029 )	(.000 )*	(.000 )*	(.016 )	(.020 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.62 **	2.92	.03	.01	1.62	1.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,106	397	169	218	242	214
Ratio of expenses before expense reductions (%)	.23 ***	.28	.26	.25	.26	.28
Ratio of expenses after expense reductions (%)	.12 ***	.16	.07	.11	.20	.21
Ratio of net investment income (%)	5.15 ***	3.25	.03	.01	1.59	2.01

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS Government & Agency Money Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”  ).
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Government & Agency Money Fund	|	15

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of October 31, 2023, the Fund held repurchase agreements with a gross value of $1,103,030,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2023, the Fund had net tax basis capital loss carryforwards of approximately $495,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2023, the Fund had an aggregate cost of investments for federal income tax purposes of $2,370,589,606.

16	|	DWS Government & Agency Money Fund

The Fund has reviewed the tax positions for the open tax years as of April 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

DWS Government & Agency Money Fund	|	17

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2023, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.089% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.45%.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund.
The Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$426,753
DWS Government Cash Institutional Shares	781,666
Government Cash Managed Shares	10,360
Service Shares	7,139
$1,225,918
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services

18	|	DWS Government & Agency Money Fund

provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2023, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2023
DWS Government & Agency Securities Portfolio	$1,044,417	$212,113
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2023, the amounts charged to the Fund by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at October 31, 2023
DWS Government & Agency Money Fund	$28,802	$9,300
DWS Government Cash Institutional Shares	78,840	17,566
Government Cash Managed Shares	5,917	1,822
Service Shares	15,338	953
	$128,897	$29,641
In addition, for the six months ended October 31, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$58,614
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.

DWS Government & Agency Money Fund	|	19

For the six months ended October 31, 2023, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Service Shares	$35,669	$1,552.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the six months ended October 31, 2023, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$9,544	$1,832.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2023
DWS Government & Agency Securities Portfolio	$730	$100
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2023.

20	|	DWS Government & Agency Money Fund

D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	1,050,226,204	$1,050,226,204	477,515,664	$477,515,664
DWS Government Cash Institutional Shares	11,566,359,515	11,566,359,515	31,439,626,048	31,439,626,048
Government Cash Managed Shares	26,021,000	26,021,000	129,301,264	129,301,264
Service Shares	18,673,428	18,673,428	44,041,977	44,041,977
Account maintenance fees	—	5,605	—	6,436
		$12,661,285,752		$32,090,491,389
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	19,614,083	$19,614,083	8,254,435	$8,254,435
DWS Government Cash Institutional Shares	7,442,501	7,442,501	7,499,600	7,499,600
Government Cash Managed Shares	1,382	1,382	281,143	281,143
Service Shares	251,455	251,455	154,694	154,694
		$27,309,421		$16,189,872

DWS Government & Agency Money Fund	|	21

	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Government & Agency Money Fund	(360,189,091)	$(360,189,091)	(258,527,375)	$(258,527,375)
DWS Government Cash Institutional Shares	(11,692,894,906)	(11,692,894,906)	(32,891,816,279)	(32,891,816,279)
Government Cash Managed Shares	(22,562,471)	(22,562,471)	(177,363,094)	(177,363,094)
Service Shares	(25,579,487)	(25,579,487)	(46,829,522)	(46,829,522)
		$(12,101,225,955)		$(33,374,536,270)
Net increase (decrease)
DWS Government & Agency Money Fund	709,651,196	$709,651,196	227,242,724	$227,242,724
DWS Government Cash Institutional Shares	(119,092,890)	(119,092,890)	(1,444,690,631)	(1,444,690,631)
Government Cash Managed Shares	3,459,911	3,459,911	(47,780,687)	(47,780,687)
Service Shares	(6,654,604)	(6,654,604)	(2,632,851)	(2,632,851)
Account maintenance fees	—	5,605	—	6,436
		$587,369,218		$(1,267,855,009)
E.
Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At October 31, 2023, 14% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash

22	|	DWS Government & Agency Money Fund

management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the US Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

DWS Government & Agency Money Fund	|	23

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Government & Agency Money
Fund; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2023 to October 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

24	|	DWS Government & Agency Money Fund

Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2023 (Unaudited)

Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 5/1/23	$1,000.00
Ending Account Value 10/31/23	$1,026.24
Expenses Paid per $1,000*	$.61
Hypothetical 5% Fund Return
Beginning Account Value 5/1/23	$1,000.00
Ending Account Value 10/31/23	$1,024.53
Expenses Paid per $1,000*	$.61

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	DWS Government & Agency Money Fund
DWS Government & Agency Securities Portfolio	.12%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Government & Agency Money Fund	|	25

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

26	|	DWS Government & Agency Money Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS Government & Agency Money Fund	|	27

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

28	|	DWS Government & Agency Money Fund

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (4th quartile), Government Cash Managed Shares (4th quartile), DWS Government & Agency Money Fund shares (4th quartile) and Service Shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall

DWS Government & Agency Money Fund	|	29

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

30	|	DWS Government & Agency Money Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DGAMF-3
(R-033436-11 12/23)

October 31, 2023
Semiannual Report
to Shareholders
DWS Government & Agency Securities Portfolio
DWS Government Cash Institutional Shares
Fund #250
Government Cash Managed Shares
Fund #254

Contents

3	Portfolio Summary
4	Investment Portfolio
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
26	Information About Your Fund’s Expenses
28	Other Information
29	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Portfolio Summary(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/23	4/30/23
Government & Agency Obligations	53%	25%
Repurchase Agreements	47%	75%
	100%	100%

Weighted Average Maturity	10/31/23	4/30/23
Cash Account Trust — DWS Government & Agency Securities Portfolio	27 days	10 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Institutional*	30 days	18 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t
& Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	3

Investment Portfolioas of October 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 53.8%
U.S. Government Sponsored Agencies 27.4%
Federal Farm Credit Banks:
SOFR + 0.145%, 5.455% (a), 7/25/2025	6,000,000	6,000,000
SOFR + 0.135%, 5.465% (a), 6/3/2025	5,750,000	5,750,000
Federal Home Loan Bank Discount Notes:
5.039% (b), 11/17/2023	40,000,000	39,911,644
5.222% (b), 4/5/2024	30,600,000	29,917,110
5.348% (b), 6/3/2024	15,000,000	14,527,448
Federal Home Loan Banks:
SOFR + 0.02%, 5.33% (a), 11/9/2023	22,000,000	22,000,000
SOFR + 0.02%, 5.33% (a), 11/17/2023	45,000,000	45,000,000
SOFR + 0.03%, 5.34% (a), 11/10/2023	70,000,000	70,000,000
SOFR + 0.03%, 5.34% (a), 1/12/2024	35,000,000	35,000,000
SOFR + 0.03%, 5.34% (a), 1/16/2024	9,000,000	9,000,000
SOFR + 0.035%, 5.345% (a), 2/12/2024	20,000,000	20,000,000
SOFR + 0.035%, 5.345% (a), 2/13/2024	9,000,000	9,000,000
SOFR + 0.04%, 5.35% (a), 2/20/2024	20,000,000	20,000,000
SOFR + 0.04%, 5.35% (a), 2/26/2024	50,000,000	50,000,000
SOFR + 0.045%, 5.355% (a), 2/28/2024	20,000,000	20,000,000
SOFR + 0.45%, 5.355% (a), 3/15/2024	34,000,000	34,000,000
SOFR + 0.045%, 5.355% (a), 4/4/2024	45,000,000	45,000,000
SOFR + 0.05%, 5.36% (a), 3/20/2024	40,750,000	40,750,000
SOFR + 0.045%, 5.365% (a), 2/2/2024	5,750,000	5,750,000
SOFR + 0.07%, 5.38% (a), 11/27/2023	16,000,000	16,000,000
SOFR + 0.09%, 5.4% (a), 12/1/2023	75,000,000	75,000,000
SOFR + 0.125%, 5.435% (a), 2/24/2025	20,000,000	20,000,000
Federal National Mortgage Association, 5.52%, 7/16/2024	12,000,000	12,000,000
		644,606,202
U.S. Treasury Obligations 26.4%
U.S. Treasury Bills:
5.08% (b), 7/11/2024	32,000,000	30,873,307
5.105% (b), 8/8/2024	25,000,000	24,017,378
5.258% (b), 11/24/2023	27,750,000	27,658,057
5.305% (b), 1/11/2024	41,000,000	40,576,894
5.323% (b), 1/18/2024	40,000,000	39,545,000
5.333% (b), 1/4/2024	12,000,000	11,887,787
5.363% (b), 11/7/2023	5,000,000	4,995,592
The accompanying notes are an integral part of the financial statements.

4	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

	Principal Amount ($)	Value ($)
5.374% (b), 12/7/2023	35,000,000	34,814,500
5.374% (b), 3/21/2024	19,000,000	18,605,592
5.375% (b), 4/25/2024	25,000,000	24,352,100
5.379% (b), 12/12/2023	30,000,000	29,818,729
5.384% (b), 11/9/2023	30,000,000	29,964,600
5.4% (b), 12/14/2023	20,000,000	19,876,438
5.409% (b), 2/27/2024	45,000,000	44,213,087
5.415% (b), 12/12/2023	35,000,000	34,787,122
5.424% (b), 2/6/2024	25,000,000	24,639,618
5.424% (b), 2/29/2024	43,500,000	42,724,250
5.424% (b), 4/18/2024	15,000,000	14,623,264
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield minus 0.075%, 5.307% (a), 4/30/2024	15,000,000	14,997,082
3-month U.S. Treasury Bill Money Market Yield minus 0.015%, 5.367% (a), 1/31/2024	40,000,000	40,006,739
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.419% (a), 7/31/2024	25,000,000	25,007,883
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.507% (a), 7/31/2025	45,000,000	44,968,385
		622,953,404
Total Government & Agency Obligations (Cost $1,267,559,606)		1,267,559,606
Repurchase Agreements 46.8%
Barclays Bank PLC, 5.3%, dated 10/31/2023, to be repurchased at $156,022,967 on 11/1/2023 (c)	156,000,000	156,000,000
BNP Paribas:
5.29%, dated 10/31/2023, to be repurchased at $111,916,443 on 11/1/2023 (d)	111,900,000	111,900,000
5.3%, dated 10/31/2023, to be repurchased at $28,104,137 on 11/1/2023 (e)	28,100,000	28,100,000
Citigroup Global Markets, Inc., 5.28%, dated 10/31/2023, to be repurchased at $63,109,255 on 11/1/2023 (f)	63,100,000	63,100,000
Federal Reserve Bank of New York, 5.3%, dated 10/31/2023, to be repurchased at $45,006,625 on 11/1/2023 (g)	45,000,000	45,000,000
Fixed Income Clearing Corp., 5.3%, dated 10/31/2023, to be repurchased at $100,014,722 on 11/1/2023 (h)	100,000,000	100,000,000
JPMorgan Securities, Inc.:
5.3%, dated 10/31/2023, to be repurchased at $91,013,397 on 11/1/2023 (i)	91,000,000	91,000,000
The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	5

	Principal Amount ($)	Value ($)
5.31%, dated 10/31/2023, to be repurchased at $101,014,898 on 11/1/2023 (j)	101,000,000	101,000,000
Royal Bank of Canada:
5.28%, dated 10/31/2023, to be repurchased at $108,965,979 on 11/1/2023 (k)	108,950,000	108,950,000
5.29%, dated 10/31/2023, to be repurchased at $100,014,694 on 11/1/2023 (l)	100,000,000	100,000,000
Wells Fargo Bank:
5.29%, dated 10/31/2023, to be repurchased at $35,505,217 on 11/1/2023 (m)	35,500,000	35,500,000
5.31%, dated 10/31/2023, to be repurchased at $162,503,966 on 11/1/2023 (n)	162,480,000	162,480,000
Total Repurchase Agreements (Cost $1,103,030,000)		1,103,030,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,370,589,606)	100.6	2,370,589,606
Other Assets and Liabilities, Net	(0.6)	(14,834,384)
Net Assets	100.0	2,355,755,222

(a)	Floating rate security. These securities are shown at their current rate as of October 31, 2023.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
176,350,100	U.S. Treasury Notes	1.25	11/30/2026	159,120,062

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
40,704,500	U.S. Treasury Bills	Zero Coupon	12/26/2023–10/03/2024	39,992,306
65,281,000	U.S. Treasury Inflation-Indexed Notes	0.125–2.375	4/15/2025–1/15/2031	74,145,695
Total Collateral Value				114,138,001

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
28,763,400	U.S. Treasury Bills	Zero Coupon	11/24/2023	28,662,009
The accompanying notes are an integral part of the financial statements.

6	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
70,712,100	U.S. Treasury Notes	1.625–2.25	10/31/2026–11/15/2027	64,362,046

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
64,400	U.S. Treasury Inflation-Indexed Bonds	2.375	1/15/2025	104,381
101,200	U.S. Treasury Bonds	3.0	5/15/2047	72,218
48,695,600	U.S. Treasury Notes	1.5–4.0	2/15/2026–1/31/2027	44,830,067
Total Collateral Value				45,006,666

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
118,884,100	U.S. Treasury Bonds	4.0	11/15/2052	102,000,055

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
71,465,200	U.S. Treasury Notes	0.75	1/31/2028	60,461,489
33,287,945	U.S. Treasury Inflation-Indexed Notes	Zero Coupon	5/15/2024	32,358,512
Total Collateral Value				92,820,001

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
17,815,424	Federal Home Loan Mortgage Corp.	6.165	1/1/2029	17,789,725
84,841,355	Federal National Mortgage Association	2.0–6.5	11/1/2031–10/1/2053	75,236,424
11,729,654	Government National Mortgage Association	3.5	5/20/2047–11/20/2050	9,993,853
Total Collateral Value				103,020,002
The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	7

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,027,100	U.S. Treasury Bonds	2.25	8/15/2049	1,205,585
128,340,900	U.S. Treasury Notes	0.5–4.75	7/31/2025–11/15/2029	109,923,494
Total Collateral Value				111,129,079

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
51,124,700	U.S. Treasury Inflation-Indexed Bonds	2.375–3.875	1/15/2025–4/15/2029	102,015,016

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
603,145	U.S. Treasury Bills	Zero Coupon	11/30/2023	600,484
16,074,140	U.S. Treasury Notes	0.5–5.551	4/30/2025–9/30/2030	14,083,551
19,179,230	U.S. Treasury Inflation-Indexed Notes	0.125–0.625	1/15/2024–7/15/2031	21,525,986
Total Collateral Value				36,210,021

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
193,592,361	Government National Mortgage Association	1.5–7.0	8/20/2029–10/20/2053	165,729,600

SOFR:	Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.

8	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$1,267,559,606	$—	$1,267,559,606
Repurchase Agreements	—	1,103,030,000	—	1,103,030,000
Total	$—	$2,370,589,606	$—	$2,370,589,606

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	9

Statement of Assets and Liabilities
as of October 31, 2023 (Unaudited)

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$1,267,559,606
Repurchase agreements, valued at amortized cost	1,103,030,000
Cash	68,139
Receivable for Fund shares sold	22,043,393
Interest receivable	4,435,818
Other assets	87,088
Total assets	2,397,224,044
Liabilities
Payable for investments purchased	31,376,438
Payable for Fund shares redeemed	5,166,695
Distributions payable	4,587,242
Accrued Trustees' fees	7,827
Other accrued expenses and payables	330,620
Total liabilities	41,468,822
Net assets, at value	$2,355,755,222
Net Assets Consist of
Distributable earnings (loss)	(285,411)
Paid-in capital	2,356,040,633
Net assets, at value	$2,355,755,222
The accompanying notes are an integral part of the financial statements.

10	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statement of Assets and Liabilities as of October 31, 2023 (Unaudited) (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($1,106,202,816 ÷ 1,106,390,776 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($1,232,489,822 ÷ 1,232,742,484 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($14,188,497 ÷ 14,190,953 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,874,087 ÷ 2,874,581 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	11

Statement of Operations
for the six months ended October 31, 2023 (Unaudited)

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$56,690,022
Expenses:
Management fee	954,162
Administration fee	1,044,417
Services to shareholders	200,177
Distribution and service fees	45,213
Custodian fee	12,326
Professional fees	42,226
Reports to shareholders	30,268
Registration fees	59,188
Trustees' fees and expenses	37,172
Other	62,820
Total expenses before expense reductions	2,487,969
Expense reductions	(1,225,918)
Total expenses after expense reductions	1,262,051
Net investment income	55,427,971
Net realized gain (loss) from investments	4,897
Net increase (decrease) in net assets resulting from operations	$55,432,868
The accompanying notes are an integral part of the financial statements.

12	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2023	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$55,427,971	$44,231,149
Net realized gain (loss)	4,897	(388,827)
Net increase (decrease) in net assets resulting from operations	55,432,868	43,842,322
Distributions to shareholders:
DWS Government & Agency Money Fund	(19,755,560)	(8,325,151)
DWS Government Cash Institutional Shares	(35,103,654)	(35,013,475)
Government Cash Managed Shares	(316,063)	(728,295)
Service Shares	(252,693)	(165,307)
Total distributions	(55,427,970)	(44,232,228)
Fund share transactions:
Proceeds from shares sold	12,661,285,752	32,090,491,389
Reinvestment of distributions	27,309,421	16,189,872
Payments for shares redeemed	(12,101,225,955)	(33,374,536,270)
Net increase (decrease) in net assets from Fund share transactions	587,369,218	(1,267,855,009)
Increase (decrease) in net assets	587,374,116	(1,268,244,915)
Net assets at beginning of period	1,768,381,106	3,036,626,021
Net assets at end of period	$2,355,755,222	$1,768,381,106

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	13

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares
	Six Months Ended 10/31/23	Years Ended April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.026	.029	.000 *	.000 *	.017	.020
Net realized gain (loss)	.000 *	(.000 )*	(.000 )*	.000 *	(.000 )*	(.000 )*
Total from investment operations	.026	.029	.000 *	.000 *	.017	.020
Less distributions from:
Net investment income	(.026 )	(.029 )	(.000 )*	(.000 )*	(.017 )	(.020 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.61 **	2.97	.04	.03	1.68	2.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,232	1,351	2,796	2,396	2,563	2,334
Ratio of expenses before expense reductions (%)	.22 ***	.23	.21	.21	.22	.21
Ratio of expenses after expense reductions (%)	.11 ***	.10	.06	.09	.14	.14
Ratio of net investment income (%)	5.15 ***	2.69	.04	.03	1.67	1.98

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

DWS Government & Agency Securities Portfolio — Government Cash Managed Shares
	Six Months Ended 10/31/23	Years Ended April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.025	.027	.000 *	.000 *	.015	.018
Net realized gain (loss)	.000 *	(.000 )*	(.000 )*	.000 *	(.000 )*	(.000 )*
Total from investment operations	.025	.027	.000 *	.000 *	.015	.018
Less distributions from:
Net investment income	(.025 )	(.027 )	(.000 )*	(.000 )*	(.015 )	(.018 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.52 **	2.77	.01	.01	1.48	1.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	11	59	60	137	174
Ratio of expenses before expense reductions (%)	.45 ***	.43	.38	.42	.42	.42
Ratio of expenses after expense reductions (%)	.29 ***	.30	.08	.13	.33	.34
Ratio of net investment income (%)	4.97 ***	2.07	.01	.01	1.53	1.83

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	15

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”  ).
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

16	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of October 31, 2023, the Fund held repurchase agreements with a gross value of $1,103,030,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2023, the Fund had net tax basis capital loss carryforwards of approximately $495,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2023, the Fund had an aggregate cost of investments for federal income tax purposes of $2,370,589,606.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	17

The Fund has reviewed the tax positions for the open tax years as of April 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

18	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2023, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.089% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.18% and 0.46%, respectively.
For the period from May 1, 2023 through September 20, 2023, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of DWS Government Cash Institutional Shares at 0.10%.
Effective September 21, 2023 through October 31, 2023, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of DWS Government Cash Institutional Shares at 0.13%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Government Cash Managed Shares.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	19

The Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$426,753
DWS Government Cash Institutional Shares	781,666
Government Cash Managed Shares	10,360
Service Shares	7,139
$1,225,918
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2023, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2023
DWS Government & Agency Securities Portfolio	$1,044,417	$212,113
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2023, the amounts charged to the Fund by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at October 31, 2023
DWS Government & Agency Money Fund	$28,802	$9,300
DWS Government Cash Institutional Shares	78,840	17,566
Government Cash Managed Shares	5,917	1,822
Service Shares	15,338	953
	$128,897	$29,641
In addition, for the six months ended October 31, 2023, the amounts charged to the Fund for recordkeeping and other administrative services

20	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$58,614
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2023, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Service Shares	$35,669	$1,552.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the six months ended October 31, 2023, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$9,544	$1,832.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2023
DWS Government & Agency Securities Portfolio	$730	$100
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	21

C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2023.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	1,050,226,204	$1,050,226,204	477,515,664	$477,515,664
DWS Government Cash Institutional Shares	11,566,359,515	11,566,359,515	31,439,626,048	31,439,626,048
Government Cash Managed Shares	26,021,000	26,021,000	129,301,264	129,301,264
Service Shares	18,673,428	18,673,428	44,041,977	44,041,977
Account maintenance fees	—	5,605	—	6,436
		$12,661,285,752		$32,090,491,389

22	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	19,614,083	$19,614,083	8,254,435	$8,254,435
DWS Government Cash Institutional Shares	7,442,501	7,442,501	7,499,600	7,499,600
Government Cash Managed Shares	1,382	1,382	281,143	281,143
Service Shares	251,455	251,455	154,694	154,694
		$27,309,421		$16,189,872
Shares redeemed
DWS Government & Agency Money Fund	(360,189,091)	$(360,189,091)	(258,527,375)	$(258,527,375)
DWS Government Cash Institutional Shares	(11,692,894,906)	(11,692,894,906)	(32,891,816,279)	(32,891,816,279)
Government Cash Managed Shares	(22,562,471)	(22,562,471)	(177,363,094)	(177,363,094)
Service Shares	(25,579,487)	(25,579,487)	(46,829,522)	(46,829,522)
		$(12,101,225,955)		$(33,374,536,270)

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	23

	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Government & Agency Money Fund	709,651,196	$709,651,196	227,242,724	$227,242,724
DWS Government Cash Institutional Shares	(119,092,890)	(119,092,890)	(1,444,690,631)	(1,444,690,631)
Government Cash Managed Shares	3,459,911	3,459,911	(47,780,687)	(47,780,687)
Service Shares	(6,654,604)	(6,654,604)	(2,632,851)	(2,632,851)
Account maintenance fees	—	5,605	—	6,436
		$587,369,218		$(1,267,855,009)
E.
Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At October 31, 2023, 14% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the US Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could

24	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	25

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2023 to October 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

26	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2023 (Unaudited)

Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 5/1/23	$1,000.00	$1,000.00
Ending Account Value 10/31/23	$1,026.14	$1,025.20
Expenses Paid per $1,000*	$.56	$1.48
Hypothetical 5% Fund Return
Beginning Account Value 5/1/23	$1,000.00	$1,000.00
Ending Account Value 10/31/23	$1,024.58	$1,023.68
Expenses Paid per $1,000*	$.56	$1.48

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	DWS Government Cash Institutional Shares	Government Cash Managed Shares
DWS Government & Agency Securities Portfolio	.11%	.29%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	27

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

28	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	29

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

30	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (4th quartile), Government Cash Managed Shares (4th quartile), DWS Government & Agency Money Fund shares (4th quartile) and Service Shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	31

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

32	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DGCF-3
(R-033435-11 12/23)

October 31, 2023
Semiannual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Fund #148
Tax-Exempt Cash Managed Shares
Fund #248

Contents

3	Portfolio Summary
4	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
28	Information About Your Fund’s Expenses
30	Other Information
31	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Portfolio Summary(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/23	4/30/23
Variable Rate Demand Notes	86%	78%
Tax-Exempt Commercial Paper	7%	13%
Variable Rate Demand Preferred Shares	6%	8%
Floating-Rate Notes	1%	1%
	100%	100%

Weighted Average Maturity	10/31/23	4/30/23
Cash Account Trust — DWS Tax-Exempt Portfolio	5 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	24 days	15 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	3

Investment Portfolioas of October 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 99.3%
California 13.4%
California, East Bay Muncipal Utility District:
Series A-1, TECP, 3.2%, 11/2/2023	4,400,000	4,400,000
Series A-2, TECP, 3.2%, 11/2/2023	2,150,000	2,150,000
California, General Obligation:
Series A-2, 2.85% (a), 11/1/2023, LOC: State Street B&T Co.	1,200,000	1,200,000
Series A-2, TECP, 3.15%, 11/8/2023	2,000,000	2,000,000
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 4.18% (a), 11/7/2023, LIQ: Societe Generale	3,000,000	3,000,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 4.19% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	5,600,000	5,600,000
		18,350,000
Colorado 0.4%
Colorado, State Housing & Finance Authority, Series I - AA2, 4.05% (a), 11/7/2023, SPA: Royal Bank of Canada	475,000	475,000
Delaware 0.8%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	1,145,000	1,145,000
Florida 2.8%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 4.05% (a), 11/7/2023, LIQ: Fannie Mae	810,000	810,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 4.0% (a), 11/7/2023, LOC: TD Bank NA	1,275,000	1,275,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	1,100,000	1,100,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 4.15% (a), 11/7/2023, LOC: Wells Fargo Bank NA	80,000	80,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 4.05% (a), 11/7/2023, LOC: Freddie Mac	525,000	525,000
		3,790,000
The accompanying notes are an integral part of the financial statements.

4	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Georgia 4.3%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 4.15% (a), 11/7/2023	5,300,000	5,300,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 4.25% (a), 11/7/2023, LOC: Wells Fargo Bank NA	550,000	550,000
		5,850,000
Illinois 12.1%
Brookfield, IL, Zoo Project, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	900,000	900,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 4.0% (a), 11/7/2023, LOC: Barclays Bank PLC	1,000,000	1,000,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 4.09% (a), 11/7/2023, LOC: BMO Harris Bank NA	420,000	420,000
Illinois, State Development Finance Authority, Ignatius College Project, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 4.05% (a), 11/7/2023, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 4.2% (a), 11/7/2023, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 4.16% (a), 11/7/2023, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 4.09% (a), 11/7/2023, LOC: BMO Harris Bank NA	2,175,000	2,175,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 4.13% (a), 11/7/2023, LOC: Northern Trust Company	1,880,000	1,880,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.95% (a), 11/1/2023, LOC: Wells Fargo Bank NA	3,555,000	3,555,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 4.13% (a), 11/7/2023, LOC: Freddie Mac	815,000	815,000
		16,480,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	5

	Principal Amount ($)	Value ($)
Indiana 1.2%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 4.15% (a), 11/7/2023, LOC: Federal Home Loan Bank	590,000	590,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	995,000	995,000
		1,585,000
Iowa 4.3%
Iowa, Single-Family Finance Authority, Series B, 4.05% (a), 11/7/2023	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 4.12% (a), 11/7/2023	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 4.05% (a), 11/7/2023	405,000	405,000
		5,805,000
Kansas 0.9%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.98% (a), 11/1/2023, LOC: U.S. Bank NA	175,000	175,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 4.2% (a), 11/7/2023, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,175,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 4.1% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisiana 1.5%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 4.08% (a), 11/7/2023, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 4.13% (a), 11/7/2023, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	1,285,000	1,285,000
The accompanying notes are an integral part of the financial statements.

6	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Massachusetts 4.3%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 4.1% (a), 11/7/2023, LOC: TD Bank NA	1,250,000	1,250,000
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.85% (a), 11/1/2023, LOC: Bank of America NA	100,000	100,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 3.85% (a), 11/7/2023	4,350,000	4,350,000
Massachusetts, State Water Resources Authority, Series A-3, 4.11% (a), 11/7/2023, SPA: Wells Fargo Bank NA	120,000	120,000
		5,820,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 4.08% (a), 11/7/2023, GTY: Chevron Corp.	50,000	50,000
Missouri 2.6%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 4.2% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 3.87% (a), 11/1/2023, LOC: Barclays Bank PLC	2,035,000	2,035,000
Series B, 4.0% (a), 11/1/2023, LOC: U.S. Bank NA	115,000	115,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 4.07% (a), 11/7/2023, LOC: U.S. Bank NA	415,000	415,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 4.25% (a), 11/7/2023, LOC: Bank of America NA	340,000	340,000
		3,615,000
Nebraska 1.6%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 4.12% (a), 11/7/2023	2,200,000	2,200,000
Nevada 0.7%
Clark County, NV, Airport Systems Revenue, Series D-3, 4.1% (a), 11/7/2023, LOC: Bank of America NA	980,000	980,000
New Jersey 0.3%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 4.05% (a), 11/7/2023, LOC: JPMorgan Chase Bank NA	400,000	400,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	7

	Principal Amount ($)	Value ($)
New Mexico 0.8%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 4.05% (a), 11/7/2023, LOC: Freddie Mac	1,050,000	1,050,000
New York 16.6%
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	2,625,000	2,625,000
Series E 1, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	2,590,000	2,590,000
Series G-1, 4.07% (a), 11/7/2023, LOC: TD Bank NA	600,000	600,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 4.13% (a), 11/7/2023, LOC: Fannie Mae	375,000	375,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 4.08% (a), 11/7/2023, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A, 4.0% (a), 11/7/2023, LOC: Barclays Bank PLC	800,000	800,000
Series B-4C, 4.03% (a), 11/1/2023, LOC: U.S. Bank NA	2,100,000	2,100,000
New York, NY, General Obligation:
Series I-4, 3.95% (a), 11/1/2023, LOC: TD Bank NA	500,000	500,000
Series A-3, 4.0% (a), 11/1/2023, LOC: Mizuho Bank Ltd.	1,800,000	1,800,000
Series L-4, 4.03% (a), 11/1/2023, LOC: U.S. Bank NA	3,500,000	3,500,000
Series D-5, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	900,000	900,000
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 4.08% (a), 11/7/2023, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series DD-3B, 4.03% (a), 11/1/2023, SPA: State Street B&T Co.	200,000	200,000
Series EE-2, 4.03% (a), 11/1/2023, LIQ: State Street B&T Co.	4,300,000	4,300,000
Series F-2, 4.03% (a), 11/1/2023, LOC: Citibank NA	1,855,000	1,855,000
		22,620,000
North Carolina 1.1%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 4.05% (a), 11/1/2023, LOC: Royal Bank of Canada	1,500,000	1,500,000
The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Ohio 2.6%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 4.14% (a), 11/7/2023, LOC: Northern Trust Company	3,300,000	3,300,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 3.98% (a), 11/7/2023, LOC: Northern Trust Company	205,000	205,000
		3,505,000
Oklahoma 2.7%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 4.23% (a), 11/7/2023, INS: BAM	3,750,000	3,750,000
Oregon 1.1%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series B, 3.95% (a), 11/1/2023, LOC: TD Bank NA	200,000	200,000
Series A, 4.0% (a), 11/1/2023, LOC: U.S. Bank NA	1,325,000	1,325,000
		1,525,000
Pennsylvania 3.0%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, Series ECC, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	280,000	280,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	500,000	500,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	125,000	125,000
Philadelphia, PA, General Obligation, Series B, 3.97% (a), 11/7/2023, LOC: Barclays Bank PLC	715,000	715,000
		4,120,000
Rhode Island 0.7%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 4.1% (a), 11/7/2023, LOC: TD Bank NA	960,000	960,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	9

	Principal Amount ($)	Value ($)
South Dakota 1.9%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 4.15% (a), 11/7/2023, LOC: U.S. Bank NA	2,545,000	2,545,000
Tennessee 0.5%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 4.05% (a), 11/7/2023, LOC: U.S. Bank NA	700,000	700,000
Texas 4.8%
Harris County, TX, Hospital District Revenue, 4.12% (a), 11/7/2023, LOC: JPMorgan Chase Bank NA	520,000	520,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-2, 4.08% (a), 11/7/2023, LOC: Bank of NY Mellon	3,655,000	3,655,000
Series C-1, 4.1% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 3.95% (a), 11/1/2023, LOC: TD Bank NA	1,125,000	1,125,000
		6,560,000
Vermont 2.1%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 4.12% (a), 11/7/2023, LOC: TD Bank NA	1,760,000	1,760,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 4.06% (a), 11/1/2023, LOC: TD Bank NA	1,115,000	1,115,000
		2,875,000
Virginia 1.6%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 3.97% (a), 11/1/2023, LOC: Truist Bank	1,100,000	1,100,000
		2,225,000
The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Washington 1.2%
Washington, State Housing Finance Commission, Combridge Apartments, 4.04% (a), 11/7/2023, LIQ: Fannie Mae	1,145,000	1,145,000
Washington, State Housing Finance Commission, The Evergreen School, 4.1% (a), 11/7/2023, LOC: Wells Fargo Bank NA	540,000	540,000
		1,685,000
Wisconsin 1.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	1,800,000	1,800,000
Other 5.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 4.11% (a), 11/7/2023, LIQ: Freddie Mac	2,395,000	2,395,000
“A” , Series M031, 144A, 4.12% (a), 11/7/2023, LIQ: Freddie Mac	2,420,000	2,420,000
“A” , Series M-055, 144A, MUNIPSA + 0.23%, 4.3% (b), 12/15/2028, GTY: Freddie Mac	2,015,000	2,015,000
		6,830,000
Total Municipal Investments (Cost $135,560,000)		135,560,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $135,560,000)	99.3	135,560,000
Other Assets and Liabilities, Net	0.7	969,561
Net Assets	100.0	136,529,561

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of October 31,
2023. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Floating rate security. These securities are shown at their current rate as of October 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	11

INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$135,560,000	$—	$135,560,000
Total	$—	$135,560,000	$—	$135,560,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Assets and Liabilities
as of October 31, 2023 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$135,560,000
Cash	3,803
Receivable for investments sold	400,000
Receivable for Fund shares sold	198,417
Interest receivable	516,803
Other assets	61,023
Total assets	136,740,046
Liabilities
Payable for Fund shares redeemed	106,396
Distributions payable	40,589
Accrued Trustees' fees	2,267
Other accrued expenses and payables	61,233
Total liabilities	210,485
Net assets, at value	$136,529,561
Net Assets Consist of
Distributable earnings (loss)	(30,917)
Paid-in capital	136,560,478
Net assets, at value	$136,529,561
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	13

Statement of Assets and Liabilities as of October 31, 2023 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($3,809,285 ÷ 3,805,524 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($81,365,768 ÷ 81,285,591 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($35,114,274 ÷ 35,079,509 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,721,498 ÷ 2,718,752 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($10,548,689 ÷ 10,539,316 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($2,970,047 ÷ 2,967,120 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Operations
for the six months ended October 31, 2023 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$2,433,691
Expenses:
Management fee	61,877
Administration fee	68,061
Services to shareholders	50,891
Distribution and service fees	25,818
Custodian fee	2,271
Professional fees	29,811
Reports to shareholders	24,963
Registration fees	50,190
Trustees' fees and expenses	4,232
Other	17,499
Total expenses before expense reductions	335,613
Expense reductions	(146,421)
Total expenses after expense reductions	189,192
Net investment income	2,244,499
Net increase (decrease) in net assets resulting from operations	$2,244,499
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	15

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2023	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$2,244,499	$2,673,165
Net realized gain (loss)	—	2,550
Net increase (decrease) in net assets resulting from operations	2,244,499	2,675,715
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(75,519)	(143,285)
DWS Tax-Exempt Money Fund	(1,328,548)	(1,590,316)
DWS Tax-Free Money Fund Class S	(583,476)	(692,153)
Service Shares	(50,094)	(61,072)
Tax-Exempt Cash Managed Shares	(153,865)	(187,450)
Tax-Free Investment Class	(52,997)	(84,034)
Total distributions	(2,244,499)	(2,758,310)
Fund share transactions:
Proceeds from shares sold	54,780,984	108,991,170
Reinvestment of distributions	1,997,842	2,447,947
Payments for shares redeemed	(58,638,862)	(149,555,881)
Net increase (decrease) in net assets from Fund share transactions	(1,860,036)	(38,116,764)
Increase (decrease) in net assets	(1,860,036)	(38,199,359)
Net assets at beginning of period	138,389,597	176,588,956
Net assets at end of period	$136,529,561	$138,389,597

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares
	Six Months Ended 10/31/23	Years Ended April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.016	.018	.000 *	.000 *	.013	.013
Net realized gain (loss)	—	.000 *	.000 *	(.000 )*	.000 *	.000 *
Total from investment operations	.016	.018	.000 *	.000 *	.013	.013
Less distributions from:
Net investment income	(.016 )	(.019 )	(.000 )*	(.000 )*	(.013 )	(.013 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.66 **	1.93	.05	.04	1.27	1.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4	18	26	35	49
Ratio of expenses before expense reductions (%)	.41 ***	.39	.34	.33	.32	.34
Ratio of expenses after expense reductions (%)	.20 ***	.20	.10	.17	.20	.20
Ratio of net investment income (%)	3.27 ***	1.41	.04	.03	1.25	1.37

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	17

DWS Tax-Exempt Portfolio — Tax-Exempt Cash Managed Shares
	Six Months Ended 10/31/23	Years Ended April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.016	.016	.000 *	.000 *	.011	.012
Net realized gain (loss)	—	.000 *	.000 *	(.000 )*	.000 *	.000 *
Total from investment operations	.016	.016	.000 *	.000 *	.011	.012
Less distributions from:
Net investment income	(.016 )	(.017 )	(.000 )*	(.000 )*	(.011 )	(.012 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.59 **	1.76	.02	.01	1.09	1.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	8	13	32	32	46
Ratio of expenses before expense reductions (%)	.55 ***	.54	.49	.50	.51	.54
Ratio of expenses after expense reductions (%)	.34 ***	.37	.11	.19	.38	.40
Ratio of net investment income (%)	3.12 ***	1.68	.02	.01	1.09	1.16

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	19

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2023, the Fund had net tax basis capital loss carryforwards of approximately $3,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2023, the Fund had an aggregate cost of investments for federal income tax purposes of $135,560,000.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

20	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2023, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.088% of the Fund’s average daily net assets.
For the period from May 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.20%.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	21

In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Exempt Cash Managed Shares.
In addition, the Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$4,768
DWS Tax-Exempt Money Fund	83,546
DWS Tax-Free Money Fund Class S	39,526
Service Shares	4,158
Tax-Exempt Cash Managed Shares	10,387
Tax-Free Investment Class	4,036
$146,421
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2023, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2023
DWS Tax-Exempt Portfolio	$68,061	$11,115
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended

22	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

October 31, 2023, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2023
DWS Tax-Exempt Cash Premier Shares	$520	$167
DWS Tax-Exempt Money Fund	15,825	5,533
DWS Tax-Free Money Fund Class S	14,380	5,110
Service Shares	5,315	—
Tax-Exempt Cash Managed Shares	785	543
Tax-Free Investment Class	1,932	964
	$38,757	$12,317
In addition, for the six months ended October 31, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$2
DWS Tax-Exempt Money Fund	572
DWS Tax-Free Money Fund Class S	831
$1,405
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2023, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Service Shares	$12,527	$1,502.60%		.60%
Tax-Free Investment Class	4,601	737.25%		.25%
	$17,128	$2,239
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	23

For the six months ended October 31, 2023, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$7,402	$1,176.15%		.15%
Tax-Free Investment Class	1,288	207.07%		.07%
	$8,690	$1,383
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2023
DWS Tax-Exempt Portfolio	$723	$175
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2023, the Fund engaged in securities purchases of $75,405,000 and securities sales of $68,401,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2023.

24	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	8,090,615	$8,090,615	12,783,030	$12,783,030
DWS Tax-Exempt Money Fund	12,423,450	12,423,450	25,560,650	25,560,650
DWS Tax-Free Money Fund Class S	2,001,239	2,001,239	6,507,344	6,507,344
Service Shares	6,984,966	6,984,966	22,978,306	22,978,306
Tax-Exempt Cash Managed Shares	21,664,000	21,664,000	36,205,002	36,205,002
Tax-Free Investment Class	3,610,629	3,610,629	4,950,129	4,950,129
Account maintenance fees	—	6,085	—	6,709
		$54,780,984		$108,991,170
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	30,247	$30,247	74,911	$74,911
DWS Tax-Exempt Money Fund	1,308,752	1,308,752	1,568,113	1,568,113
DWS Tax-Free Money Fund Class S	554,292	554,292	660,499	660,499
Service Shares	49,708	49,708	59,956	59,956
Tax-Exempt Cash Managed Shares	1,929	1,929	2,175	2,175
Tax-Free Investment Class	52,914	52,914	82,293	82,293
		$1,997,842		$2,447,947

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	25

	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(8,309,728)	$(8,309,728)	(26,573,764)	$(26,573,764)
DWS Tax-Exempt Money Fund	(13,745,570)	(13,745,570)	(38,876,956)	(38,876,956)
DWS Tax-Free Money Fund Class S	(4,028,559)	(4,028,559)	(7,718,432)	(7,718,432)
Service Shares	(9,296,629)	(9,296,629)	(23,370,709)	(23,370,709)
Tax-Exempt Cash Managed Shares	(19,030,800)	(19,030,800)	(41,466,686)	(41,466,686)
Tax-Free Investment Class	(4,227,576)	(4,227,576)	(11,549,334)	(11,549,334)
		$(58,638,862)		$(149,555,881)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(188,866)	$(188,866)	(13,715,823)	$(13,715,823)
DWS Tax-Exempt Money Fund	(13,368)	(13,368)	(11,748,193)	(11,748,193)
DWS Tax-Free Money Fund Class S	(1,473,028)	(1,473,028)	(550,589)	(550,589)
Service Shares	(2,261,955)	(2,261,955)	(332,447)	(332,447)
Tax-Exempt Cash Managed Shares	2,635,129	2,635,129	(5,259,509)	(5,259,509)
Tax-Free Investment Class	(564,033)	(564,033)	(6,516,912)	(6,516,912)
Account maintenance fees	—	6,085	—	6,709
		$(1,860,036)		$(38,116,764)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the US Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any

26	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	27

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2023 to October 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

28	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2023 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/23	$1,000.00	$1,000.00
Ending Account Value 10/31/23	$1,016.58	$1,015.86
Expenses Paid per $1,000*	$1.01	$1.72
Hypothetical 5% Fund Return
Beginning Account Value 5/1/23	$1,000.00	$1,000.00
Ending Account Value 10/31/23	$1,024.13	$1,023.43
Expenses Paid per $1,000*	$1.02	$1.73

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
DWS Tax-Exempt Portfolio	.20%	.34%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	29

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

30	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	31

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

32	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	33

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

34	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
STIM-3
(R-033437-11 12/23)

October 31, 2023
Semiannual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Exempt Money Fund

Contents

3	Portfolio Summary
4	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
27	Information About Your Fund’s Expenses
29	Other Information
30	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Exempt Money Fund

Portfolio Summary(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/23	4/30/23
Variable Rate Demand Notes	86%	78%
Tax-Exempt Commercial Paper	7%	13%
Variable Rate Demand Preferred Shares	6%	8%
Floating-Rate Notes	1%	1%
	100%	100%

Weighted Average Maturity	10/31/23	4/30/23
Cash Account Trust — DWS Tax-Exempt Portfolio	5 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	24 days	15 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Exempt Money Fund	|	3

Investment Portfolioas of October 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 99.3%
California 13.4%
California, East Bay Muncipal Utility District:
Series A-1, TECP, 3.2%, 11/2/2023	4,400,000	4,400,000
Series A-2, TECP, 3.2%, 11/2/2023	2,150,000	2,150,000
California, General Obligation:
Series A-2, 2.85% (a), 11/1/2023, LOC: State Street B&T Co.	1,200,000	1,200,000
Series A-2, TECP, 3.15%, 11/8/2023	2,000,000	2,000,000
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 4.18% (a), 11/7/2023, LIQ: Societe Generale	3,000,000	3,000,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 4.19% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	5,600,000	5,600,000
		18,350,000
Colorado 0.4%
Colorado, State Housing & Finance Authority, Series I - AA2, 4.05% (a), 11/7/2023, SPA: Royal Bank of Canada	475,000	475,000
Delaware 0.8%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	1,145,000	1,145,000
Florida 2.8%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 4.05% (a), 11/7/2023, LIQ: Fannie Mae	810,000	810,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 4.0% (a), 11/7/2023, LOC: TD Bank NA	1,275,000	1,275,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	1,100,000	1,100,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 4.15% (a), 11/7/2023, LOC: Wells Fargo Bank NA	80,000	80,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 4.05% (a), 11/7/2023, LOC: Freddie Mac	525,000	525,000
		3,790,000
The accompanying notes are an integral part of the financial statements.

4	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Georgia 4.3%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 4.15% (a), 11/7/2023	5,300,000	5,300,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 4.25% (a), 11/7/2023, LOC: Wells Fargo Bank NA	550,000	550,000
		5,850,000
Illinois 12.1%
Brookfield, IL, Zoo Project, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	900,000	900,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 4.0% (a), 11/7/2023, LOC: Barclays Bank PLC	1,000,000	1,000,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 4.09% (a), 11/7/2023, LOC: BMO Harris Bank NA	420,000	420,000
Illinois, State Development Finance Authority, Ignatius College Project, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 4.05% (a), 11/7/2023, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 4.2% (a), 11/7/2023, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 4.16% (a), 11/7/2023, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 4.09% (a), 11/7/2023, LOC: BMO Harris Bank NA	2,175,000	2,175,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 4.13% (a), 11/7/2023, LOC: Northern Trust Company	1,880,000	1,880,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.95% (a), 11/1/2023, LOC: Wells Fargo Bank NA	3,555,000	3,555,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 4.13% (a), 11/7/2023, LOC: Freddie Mac	815,000	815,000
		16,480,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	5

	Principal Amount ($)	Value ($)
Indiana 1.2%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 4.15% (a), 11/7/2023, LOC: Federal Home Loan Bank	590,000	590,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	995,000	995,000
		1,585,000
Iowa 4.3%
Iowa, Single-Family Finance Authority, Series B, 4.05% (a), 11/7/2023	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 4.12% (a), 11/7/2023	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 4.05% (a), 11/7/2023	405,000	405,000
		5,805,000
Kansas 0.9%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.98% (a), 11/1/2023, LOC: U.S. Bank NA	175,000	175,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 4.2% (a), 11/7/2023, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,175,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 4.1% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisiana 1.5%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 4.08% (a), 11/7/2023, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 4.13% (a), 11/7/2023, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	1,285,000	1,285,000
The accompanying notes are an integral part of the financial statements.

6	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Massachusetts 4.3%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 4.1% (a), 11/7/2023, LOC: TD Bank NA	1,250,000	1,250,000
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.85% (a), 11/1/2023, LOC: Bank of America NA	100,000	100,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 3.85% (a), 11/7/2023	4,350,000	4,350,000
Massachusetts, State Water Resources Authority, Series A-3, 4.11% (a), 11/7/2023, SPA: Wells Fargo Bank NA	120,000	120,000
		5,820,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 4.08% (a), 11/7/2023, GTY: Chevron Corp.	50,000	50,000
Missouri 2.6%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 4.2% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 3.87% (a), 11/1/2023, LOC: Barclays Bank PLC	2,035,000	2,035,000
Series B, 4.0% (a), 11/1/2023, LOC: U.S. Bank NA	115,000	115,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 4.07% (a), 11/7/2023, LOC: U.S. Bank NA	415,000	415,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 4.25% (a), 11/7/2023, LOC: Bank of America NA	340,000	340,000
		3,615,000
Nebraska 1.6%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 4.12% (a), 11/7/2023	2,200,000	2,200,000
Nevada 0.7%
Clark County, NV, Airport Systems Revenue, Series D-3, 4.1% (a), 11/7/2023, LOC: Bank of America NA	980,000	980,000
New Jersey 0.3%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 4.05% (a), 11/7/2023, LOC: JPMorgan Chase Bank NA	400,000	400,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	7

	Principal Amount ($)	Value ($)
New Mexico 0.8%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 4.05% (a), 11/7/2023, LOC: Freddie Mac	1,050,000	1,050,000
New York 16.6%
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	2,625,000	2,625,000
Series E 1, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	2,590,000	2,590,000
Series G-1, 4.07% (a), 11/7/2023, LOC: TD Bank NA	600,000	600,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 4.13% (a), 11/7/2023, LOC: Fannie Mae	375,000	375,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 4.08% (a), 11/7/2023, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A, 4.0% (a), 11/7/2023, LOC: Barclays Bank PLC	800,000	800,000
Series B-4C, 4.03% (a), 11/1/2023, LOC: U.S. Bank NA	2,100,000	2,100,000
New York, NY, General Obligation:
Series I-4, 3.95% (a), 11/1/2023, LOC: TD Bank NA	500,000	500,000
Series A-3, 4.0% (a), 11/1/2023, LOC: Mizuho Bank Ltd.	1,800,000	1,800,000
Series L-4, 4.03% (a), 11/1/2023, LOC: U.S. Bank NA	3,500,000	3,500,000
Series D-5, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	900,000	900,000
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 4.08% (a), 11/7/2023, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series DD-3B, 4.03% (a), 11/1/2023, SPA: State Street B&T Co.	200,000	200,000
Series EE-2, 4.03% (a), 11/1/2023, LIQ: State Street B&T Co.	4,300,000	4,300,000
Series F-2, 4.03% (a), 11/1/2023, LOC: Citibank NA	1,855,000	1,855,000
		22,620,000
North Carolina 1.1%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 4.05% (a), 11/1/2023, LOC: Royal Bank of Canada	1,500,000	1,500,000
The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Ohio 2.6%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 4.14% (a), 11/7/2023, LOC: Northern Trust Company	3,300,000	3,300,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 3.98% (a), 11/7/2023, LOC: Northern Trust Company	205,000	205,000
		3,505,000
Oklahoma 2.7%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 4.23% (a), 11/7/2023, INS: BAM	3,750,000	3,750,000
Oregon 1.1%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series B, 3.95% (a), 11/1/2023, LOC: TD Bank NA	200,000	200,000
Series A, 4.0% (a), 11/1/2023, LOC: U.S. Bank NA	1,325,000	1,325,000
		1,525,000
Pennsylvania 3.0%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, Series ECC, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	280,000	280,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	500,000	500,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	125,000	125,000
Philadelphia, PA, General Obligation, Series B, 3.97% (a), 11/7/2023, LOC: Barclays Bank PLC	715,000	715,000
		4,120,000
Rhode Island 0.7%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 4.1% (a), 11/7/2023, LOC: TD Bank NA	960,000	960,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	9

	Principal Amount ($)	Value ($)
South Dakota 1.9%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 4.15% (a), 11/7/2023, LOC: U.S. Bank NA	2,545,000	2,545,000
Tennessee 0.5%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 4.05% (a), 11/7/2023, LOC: U.S. Bank NA	700,000	700,000
Texas 4.8%
Harris County, TX, Hospital District Revenue, 4.12% (a), 11/7/2023, LOC: JPMorgan Chase Bank NA	520,000	520,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-2, 4.08% (a), 11/7/2023, LOC: Bank of NY Mellon	3,655,000	3,655,000
Series C-1, 4.1% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 3.95% (a), 11/1/2023, LOC: TD Bank NA	1,125,000	1,125,000
		6,560,000
Vermont 2.1%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 4.12% (a), 11/7/2023, LOC: TD Bank NA	1,760,000	1,760,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 4.06% (a), 11/1/2023, LOC: TD Bank NA	1,115,000	1,115,000
		2,875,000
Virginia 1.6%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 3.97% (a), 11/1/2023, LOC: Truist Bank	1,100,000	1,100,000
		2,225,000
The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Washington 1.2%
Washington, State Housing Finance Commission, Combridge Apartments, 4.04% (a), 11/7/2023, LIQ: Fannie Mae	1,145,000	1,145,000
Washington, State Housing Finance Commission, The Evergreen School, 4.1% (a), 11/7/2023, LOC: Wells Fargo Bank NA	540,000	540,000
		1,685,000
Wisconsin 1.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	1,800,000	1,800,000
Other 5.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 4.11% (a), 11/7/2023, LIQ: Freddie Mac	2,395,000	2,395,000
“A” , Series M031, 144A, 4.12% (a), 11/7/2023, LIQ: Freddie Mac	2,420,000	2,420,000
“A” , Series M-055, 144A, MUNIPSA + 0.23%, 4.3% (b), 12/15/2028, GTY: Freddie Mac	2,015,000	2,015,000
		6,830,000
Total Municipal Investments (Cost $135,560,000)		135,560,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $135,560,000)	99.3	135,560,000
Other Assets and Liabilities, Net	0.7	969,561
Net Assets	100.0	136,529,561

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of October 31,
2023. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Floating rate security. These securities are shown at their current rate as of October 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	11

INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$135,560,000	$—	$135,560,000
Total	$—	$135,560,000	$—	$135,560,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Money Fund

Statement of Assets and Liabilities
as of October 31, 2023 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$135,560,000
Cash	3,803
Receivable for investments sold	400,000
Receivable for Fund shares sold	198,417
Interest receivable	516,803
Other assets	61,023
Total assets	136,740,046
Liabilities
Payable for Fund shares redeemed	106,396
Distributions payable	40,589
Accrued Trustees' fees	2,267
Other accrued expenses and payables	61,233
Total liabilities	210,485
Net assets, at value	$136,529,561
Net Assets Consist of
Distributable earnings (loss)	(30,917)
Paid-in capital	136,560,478
Net assets, at value	$136,529,561
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	13

Statement of Assets and Liabilities as of October 31, 2023 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($3,809,285 ÷ 3,805,524 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($81,365,768 ÷ 81,285,591 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($35,114,274 ÷ 35,079,509 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,721,498 ÷ 2,718,752 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($10,548,689 ÷ 10,539,316 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($2,970,047 ÷ 2,967,120 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Money Fund

Statement of Operations
for the six months ended October 31, 2023 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$2,433,691
Expenses:
Management fee	61,877
Administration fee	68,061
Services to shareholders	50,891
Distribution and service fees	25,818
Custodian fee	2,271
Professional fees	29,811
Reports to shareholders	24,963
Registration fees	50,190
Trustees' fees and expenses	4,232
Other	17,499
Total expenses before expense reductions	335,613
Expense reductions	(146,421)
Total expenses after expense reductions	189,192
Net investment income	2,244,499
Net increase (decrease) in net assets resulting from operations	$2,244,499
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	15

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2023	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$2,244,499	$2,673,165
Net realized gain (loss)	—	2,550
Net increase (decrease) in net assets resulting from operations	2,244,499	2,675,715
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(75,519)	(143,285)
DWS Tax-Exempt Money Fund	(1,328,548)	(1,590,316)
DWS Tax-Free Money Fund Class S	(583,476)	(692,153)
Service Shares	(50,094)	(61,072)
Tax-Exempt Cash Managed Shares	(153,865)	(187,450)
Tax-Free Investment Class	(52,997)	(84,034)
Total distributions	(2,244,499)	(2,758,310)
Fund share transactions:
Proceeds from shares sold	54,780,984	108,991,170
Reinvestment of distributions	1,997,842	2,447,947
Payments for shares redeemed	(58,638,862)	(149,555,881)
Net increase (decrease) in net assets from Fund share transactions	(1,860,036)	(38,116,764)
Increase (decrease) in net assets	(1,860,036)	(38,199,359)
Net assets at beginning of period	138,389,597	176,588,956
Net assets at end of period	$136,529,561	$138,389,597

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Money Fund

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund
	Six Months Ended 10/31/23	Years Ended April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.016	.018	.000 *	.000 *	.012	.013
Net realized gain (loss)	—	.000 *	.000 *	(.000 )*	.000 *	.000 *
Total from investment operations	.016	.018	.000 *	.000 *	.012	.013
Less distributions from:
Net investment income	(.016 )	(.019 )	(.000 )*	(.000 )*	(.012 )	(.013 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.65 **	1.91	.04	.03	1.25	1.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	81	93	109	117	124
Ratio of expenses before expense reductions (%)	.42 ***	.41	.37	.35	.35	.38
Ratio of expenses after expense reductions (%)	.22 ***	.22	.10	.17	.22	.22
Ratio of net investment income (%)	3.25 ***	1.79	.04	.03	1.24	1.33

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	17

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

18	|	DWS Tax-Exempt Money Fund

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2023, the Fund had net tax basis capital loss carryforwards of approximately $3,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2023, the Fund had an aggregate cost of investments for federal income tax purposes of $135,560,000.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

DWS Tax-Exempt Money Fund	|	19

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2023, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.088% of the Fund’s average daily net assets.
For the period from May 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.40%.

20	|	DWS Tax-Exempt Money Fund

In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund.
In addition, the Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$4,768
DWS Tax-Exempt Money Fund	83,546
DWS Tax-Free Money Fund Class S	39,526
Service Shares	4,158
Tax-Exempt Cash Managed Shares	10,387
Tax-Free Investment Class	4,036
$146,421
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2023, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2023
DWS Tax-Exempt Portfolio	$68,061	$11,115
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended

DWS Tax-Exempt Money Fund	|	21

October 31, 2023, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2023
DWS Tax-Exempt Cash Premier Shares	$520	$167
DWS Tax-Exempt Money Fund	15,825	5,533
DWS Tax-Free Money Fund Class S	14,380	5,110
Service Shares	5,315	—
Tax-Exempt Cash Managed Shares	785	543
Tax-Free Investment Class	1,932	964
	$38,757	$12,317
In addition, for the six months ended October 31, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$2
DWS Tax-Exempt Money Fund	572
DWS Tax-Free Money Fund Class S	831
$1,405
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2023, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Service Shares	$12,527	$1,502.60%		.60%
Tax-Free Investment Class	4,601	737.25%		.25%
	$17,128	$2,239
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

22	|	DWS Tax-Exempt Money Fund

For the six months ended October 31, 2023, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$7,402	$1,176.15%		.15%
Tax-Free Investment Class	1,288	207.07%		.07%
	$8,690	$1,383
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2023
DWS Tax-Exempt Portfolio	$723	$175
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2023, the Fund engaged in securities purchases of $75,405,000 and securities sales of $68,401,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2023.

DWS Tax-Exempt Money Fund	|	23

D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	8,090,615	$8,090,615	12,783,030	$12,783,030
DWS Tax-Exempt Money Fund	12,423,450	12,423,450	25,560,650	25,560,650
DWS Tax-Free Money Fund Class S	2,001,239	2,001,239	6,507,344	6,507,344
Service Shares	6,984,966	6,984,966	22,978,306	22,978,306
Tax-Exempt Cash Managed Shares	21,664,000	21,664,000	36,205,002	36,205,002
Tax-Free Investment Class	3,610,629	3,610,629	4,950,129	4,950,129
Account maintenance fees	—	6,085	—	6,709
		$54,780,984		$108,991,170
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	30,247	$30,247	74,911	$74,911
DWS Tax-Exempt Money Fund	1,308,752	1,308,752	1,568,113	1,568,113
DWS Tax-Free Money Fund Class S	554,292	554,292	660,499	660,499
Service Shares	49,708	49,708	59,956	59,956
Tax-Exempt Cash Managed Shares	1,929	1,929	2,175	2,175
Tax-Free Investment Class	52,914	52,914	82,293	82,293
		$1,997,842		$2,447,947

24	|	DWS Tax-Exempt Money Fund

	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(8,309,728)	$(8,309,728)	(26,573,764)	$(26,573,764)
DWS Tax-Exempt Money Fund	(13,745,570)	(13,745,570)	(38,876,956)	(38,876,956)
DWS Tax-Free Money Fund Class S	(4,028,559)	(4,028,559)	(7,718,432)	(7,718,432)
Service Shares	(9,296,629)	(9,296,629)	(23,370,709)	(23,370,709)
Tax-Exempt Cash Managed Shares	(19,030,800)	(19,030,800)	(41,466,686)	(41,466,686)
Tax-Free Investment Class	(4,227,576)	(4,227,576)	(11,549,334)	(11,549,334)
		$(58,638,862)		$(149,555,881)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(188,866)	$(188,866)	(13,715,823)	$(13,715,823)
DWS Tax-Exempt Money Fund	(13,368)	(13,368)	(11,748,193)	(11,748,193)
DWS Tax-Free Money Fund Class S	(1,473,028)	(1,473,028)	(550,589)	(550,589)
Service Shares	(2,261,955)	(2,261,955)	(332,447)	(332,447)
Tax-Exempt Cash Managed Shares	2,635,129	2,635,129	(5,259,509)	(5,259,509)
Tax-Free Investment Class	(564,033)	(564,033)	(6,516,912)	(6,516,912)
Account maintenance fees	—	6,085	—	6,709
		$(1,860,036)		$(38,116,764)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the US Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any

DWS Tax-Exempt Money Fund	|	25

decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities.

26	|	DWS Tax-Exempt Money Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Tax-Exempt Money Fund; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2023 to October 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Tax-Exempt Money Fund	|	27

Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2023 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 5/1/23	$1,000.00
Ending Account Value 10/31/23	$1,016.47
Expenses Paid per $1,000*	$1.12
Hypothetical 5% Fund Return
Beginning Account Value 5/1/23	$1,000.00
Ending Account Value 10/31/23	$1,024.03
Expenses Paid per $1,000*	$1.12

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	DWS Tax-Exempt Money Fund
DWS Tax-Exempt Portfolio	.22%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

28	|	DWS Tax-Exempt Money Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Tax-Exempt Money Fund	|	29

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

30	|	DWS Tax-Exempt Money Fund

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

DWS Tax-Exempt Money Fund	|	31

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

32	|	DWS Tax-Exempt Money Fund

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Tax-Exempt Money Fund	|	33

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DTEMF-3
(R-033438-11 12/23)

October 31, 2023
Semiannual Report
to Shareholders
DWS Tax-Exempt Portfolio
Tax-Free Investment Class

Contents

3	Portfolio Summary
4	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
27	Information About Your Fund’s Expenses
29	Other Information
30	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Tax-Free Investment Class

Portfolio Summary(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/23	4/30/23
Variable Rate Demand Notes	86%	78%
Tax-Exempt Commercial Paper	7%	13%
Variable Rate Demand Preferred Shares	6%	8%
Floating-Rate Notes	1%	1%
	100%	100%

Weighted Average Maturity	10/31/23	4/30/23
Cash Account Trust — DWS Tax-Exempt Portfolio	5 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	24 days	15 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.

Tax-Free Investment Class	|	3

Investment Portfolioas of October 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 99.3%
California 13.4%
California, East Bay Muncipal Utility District:
Series A-1, TECP, 3.2%, 11/2/2023	4,400,000	4,400,000
Series A-2, TECP, 3.2%, 11/2/2023	2,150,000	2,150,000
California, General Obligation:
Series A-2, 2.85% (a), 11/1/2023, LOC: State Street B&T Co.	1,200,000	1,200,000
Series A-2, TECP, 3.15%, 11/8/2023	2,000,000	2,000,000
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 4.18% (a), 11/7/2023, LIQ: Societe Generale	3,000,000	3,000,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 4.19% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	5,600,000	5,600,000
		18,350,000
Colorado 0.4%
Colorado, State Housing & Finance Authority, Series I - AA2, 4.05% (a), 11/7/2023, SPA: Royal Bank of Canada	475,000	475,000
Delaware 0.8%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	1,145,000	1,145,000
Florida 2.8%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 4.05% (a), 11/7/2023, LIQ: Fannie Mae	810,000	810,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 4.0% (a), 11/7/2023, LOC: TD Bank NA	1,275,000	1,275,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	1,100,000	1,100,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 4.15% (a), 11/7/2023, LOC: Wells Fargo Bank NA	80,000	80,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 4.05% (a), 11/7/2023, LOC: Freddie Mac	525,000	525,000
		3,790,000
The accompanying notes are an integral part of the financial statements.

4	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Georgia 4.3%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 4.15% (a), 11/7/2023	5,300,000	5,300,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 4.25% (a), 11/7/2023, LOC: Wells Fargo Bank NA	550,000	550,000
		5,850,000
Illinois 12.1%
Brookfield, IL, Zoo Project, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	900,000	900,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 4.0% (a), 11/7/2023, LOC: Barclays Bank PLC	1,000,000	1,000,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 4.09% (a), 11/7/2023, LOC: BMO Harris Bank NA	420,000	420,000
Illinois, State Development Finance Authority, Ignatius College Project, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 4.05% (a), 11/7/2023, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 4.2% (a), 11/7/2023, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 4.16% (a), 11/7/2023, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 4.09% (a), 11/7/2023, LOC: BMO Harris Bank NA	2,175,000	2,175,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 4.13% (a), 11/7/2023, LOC: Northern Trust Company	1,880,000	1,880,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.95% (a), 11/1/2023, LOC: Wells Fargo Bank NA	3,555,000	3,555,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 4.13% (a), 11/7/2023, LOC: Freddie Mac	815,000	815,000
		16,480,000
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	5

	Principal Amount ($)	Value ($)
Indiana 1.2%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 4.15% (a), 11/7/2023, LOC: Federal Home Loan Bank	590,000	590,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	995,000	995,000
		1,585,000
Iowa 4.3%
Iowa, Single-Family Finance Authority, Series B, 4.05% (a), 11/7/2023	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 4.12% (a), 11/7/2023	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 4.05% (a), 11/7/2023	405,000	405,000
		5,805,000
Kansas 0.9%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.98% (a), 11/1/2023, LOC: U.S. Bank NA	175,000	175,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 4.2% (a), 11/7/2023, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,175,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 4.1% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisiana 1.5%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 4.08% (a), 11/7/2023, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 4.13% (a), 11/7/2023, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	1,285,000	1,285,000
The accompanying notes are an integral part of the financial statements.

6	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Massachusetts 4.3%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 4.1% (a), 11/7/2023, LOC: TD Bank NA	1,250,000	1,250,000
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.85% (a), 11/1/2023, LOC: Bank of America NA	100,000	100,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 3.85% (a), 11/7/2023	4,350,000	4,350,000
Massachusetts, State Water Resources Authority, Series A-3, 4.11% (a), 11/7/2023, SPA: Wells Fargo Bank NA	120,000	120,000
		5,820,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 4.08% (a), 11/7/2023, GTY: Chevron Corp.	50,000	50,000
Missouri 2.6%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 4.2% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 3.87% (a), 11/1/2023, LOC: Barclays Bank PLC	2,035,000	2,035,000
Series B, 4.0% (a), 11/1/2023, LOC: U.S. Bank NA	115,000	115,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 4.07% (a), 11/7/2023, LOC: U.S. Bank NA	415,000	415,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 4.25% (a), 11/7/2023, LOC: Bank of America NA	340,000	340,000
		3,615,000
Nebraska 1.6%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 4.12% (a), 11/7/2023	2,200,000	2,200,000
Nevada 0.7%
Clark County, NV, Airport Systems Revenue, Series D-3, 4.1% (a), 11/7/2023, LOC: Bank of America NA	980,000	980,000
New Jersey 0.3%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 4.05% (a), 11/7/2023, LOC: JPMorgan Chase Bank NA	400,000	400,000
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	7

	Principal Amount ($)	Value ($)
New Mexico 0.8%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 4.05% (a), 11/7/2023, LOC: Freddie Mac	1,050,000	1,050,000
New York 16.6%
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	2,625,000	2,625,000
Series E 1, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	2,590,000	2,590,000
Series G-1, 4.07% (a), 11/7/2023, LOC: TD Bank NA	600,000	600,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 4.13% (a), 11/7/2023, LOC: Fannie Mae	375,000	375,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 4.08% (a), 11/7/2023, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A, 4.0% (a), 11/7/2023, LOC: Barclays Bank PLC	800,000	800,000
Series B-4C, 4.03% (a), 11/1/2023, LOC: U.S. Bank NA	2,100,000	2,100,000
New York, NY, General Obligation:
Series I-4, 3.95% (a), 11/1/2023, LOC: TD Bank NA	500,000	500,000
Series A-3, 4.0% (a), 11/1/2023, LOC: Mizuho Bank Ltd.	1,800,000	1,800,000
Series L-4, 4.03% (a), 11/1/2023, LOC: U.S. Bank NA	3,500,000	3,500,000
Series D-5, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	900,000	900,000
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 4.08% (a), 11/7/2023, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series DD-3B, 4.03% (a), 11/1/2023, SPA: State Street B&T Co.	200,000	200,000
Series EE-2, 4.03% (a), 11/1/2023, LIQ: State Street B&T Co.	4,300,000	4,300,000
Series F-2, 4.03% (a), 11/1/2023, LOC: Citibank NA	1,855,000	1,855,000
		22,620,000
North Carolina 1.1%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 4.05% (a), 11/1/2023, LOC: Royal Bank of Canada	1,500,000	1,500,000
The accompanying notes are an integral part of the financial statements.

8	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Ohio 2.6%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 4.14% (a), 11/7/2023, LOC: Northern Trust Company	3,300,000	3,300,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 3.98% (a), 11/7/2023, LOC: Northern Trust Company	205,000	205,000
		3,505,000
Oklahoma 2.7%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 4.23% (a), 11/7/2023, INS: BAM	3,750,000	3,750,000
Oregon 1.1%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series B, 3.95% (a), 11/1/2023, LOC: TD Bank NA	200,000	200,000
Series A, 4.0% (a), 11/1/2023, LOC: U.S. Bank NA	1,325,000	1,325,000
		1,525,000
Pennsylvania 3.0%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, Series ECC, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	280,000	280,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	500,000	500,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	125,000	125,000
Philadelphia, PA, General Obligation, Series B, 3.97% (a), 11/7/2023, LOC: Barclays Bank PLC	715,000	715,000
		4,120,000
Rhode Island 0.7%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 4.1% (a), 11/7/2023, LOC: TD Bank NA	960,000	960,000
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	9

	Principal Amount ($)	Value ($)
South Dakota 1.9%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 4.15% (a), 11/7/2023, LOC: U.S. Bank NA	2,545,000	2,545,000
Tennessee 0.5%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 4.05% (a), 11/7/2023, LOC: U.S. Bank NA	700,000	700,000
Texas 4.8%
Harris County, TX, Hospital District Revenue, 4.12% (a), 11/7/2023, LOC: JPMorgan Chase Bank NA	520,000	520,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-2, 4.08% (a), 11/7/2023, LOC: Bank of NY Mellon	3,655,000	3,655,000
Series C-1, 4.1% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 3.95% (a), 11/1/2023, LOC: TD Bank NA	1,125,000	1,125,000
		6,560,000
Vermont 2.1%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 4.12% (a), 11/7/2023, LOC: TD Bank NA	1,760,000	1,760,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 4.06% (a), 11/1/2023, LOC: TD Bank NA	1,115,000	1,115,000
		2,875,000
Virginia 1.6%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 3.97% (a), 11/1/2023, LOC: Truist Bank	1,100,000	1,100,000
		2,225,000
The accompanying notes are an integral part of the financial statements.

10	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Washington 1.2%
Washington, State Housing Finance Commission, Combridge Apartments, 4.04% (a), 11/7/2023, LIQ: Fannie Mae	1,145,000	1,145,000
Washington, State Housing Finance Commission, The Evergreen School, 4.1% (a), 11/7/2023, LOC: Wells Fargo Bank NA	540,000	540,000
		1,685,000
Wisconsin 1.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	1,800,000	1,800,000
Other 5.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 4.11% (a), 11/7/2023, LIQ: Freddie Mac	2,395,000	2,395,000
“A” , Series M031, 144A, 4.12% (a), 11/7/2023, LIQ: Freddie Mac	2,420,000	2,420,000
“A” , Series M-055, 144A, MUNIPSA + 0.23%, 4.3% (b), 12/15/2028, GTY: Freddie Mac	2,015,000	2,015,000
		6,830,000
Total Municipal Investments (Cost $135,560,000)		135,560,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $135,560,000)	99.3	135,560,000
Other Assets and Liabilities, Net	0.7	969,561
Net Assets	100.0	136,529,561

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of October 31,
2023. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Floating rate security. These securities are shown at their current rate as of October 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	11

INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$135,560,000	$—	$135,560,000
Total	$—	$135,560,000	$—	$135,560,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

12	|	Tax-Free Investment Class

Statement of Assets and Liabilities
as of October 31, 2023 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$135,560,000
Cash	3,803
Receivable for investments sold	400,000
Receivable for Fund shares sold	198,417
Interest receivable	516,803
Other assets	61,023
Total assets	136,740,046
Liabilities
Payable for Fund shares redeemed	106,396
Distributions payable	40,589
Accrued Trustees' fees	2,267
Other accrued expenses and payables	61,233
Total liabilities	210,485
Net assets, at value	$136,529,561
Net Assets Consist of
Distributable earnings (loss)	(30,917)
Paid-in capital	136,560,478
Net assets, at value	$136,529,561
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	13

Statement of Assets and Liabilities as of October 31, 2023 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($3,809,285 ÷ 3,805,524 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($81,365,768 ÷ 81,285,591 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($35,114,274 ÷ 35,079,509 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,721,498 ÷ 2,718,752 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($10,548,689 ÷ 10,539,316 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($2,970,047 ÷ 2,967,120 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

14	|	Tax-Free Investment Class

Statement of Operations
for the six months ended October 31, 2023 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$2,433,691
Expenses:
Management fee	61,877
Administration fee	68,061
Services to shareholders	50,891
Distribution and service fees	25,818
Custodian fee	2,271
Professional fees	29,811
Reports to shareholders	24,963
Registration fees	50,190
Trustees' fees and expenses	4,232
Other	17,499
Total expenses before expense reductions	335,613
Expense reductions	(146,421)
Total expenses after expense reductions	189,192
Net investment income	2,244,499
Net increase (decrease) in net assets resulting from operations	$2,244,499
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	15

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2023	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$2,244,499	$2,673,165
Net realized gain (loss)	—	2,550
Net increase (decrease) in net assets resulting from operations	2,244,499	2,675,715
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(75,519)	(143,285)
DWS Tax-Exempt Money Fund	(1,328,548)	(1,590,316)
DWS Tax-Free Money Fund Class S	(583,476)	(692,153)
Service Shares	(50,094)	(61,072)
Tax-Exempt Cash Managed Shares	(153,865)	(187,450)
Tax-Free Investment Class	(52,997)	(84,034)
Total distributions	(2,244,499)	(2,758,310)
Fund share transactions:
Proceeds from shares sold	54,780,984	108,991,170
Reinvestment of distributions	1,997,842	2,447,947
Payments for shares redeemed	(58,638,862)	(149,555,881)
Net increase (decrease) in net assets from Fund share transactions	(1,860,036)	(38,116,764)
Increase (decrease) in net assets	(1,860,036)	(38,199,359)
Net assets at beginning of period	138,389,597	176,588,956
Net assets at end of period	$136,529,561	$138,389,597

The accompanying notes are an integral part of the financial statements.

16	|	Tax-Free Investment Class

Financial Highlights
DWS Tax-Exempt Portfolio — Tax-Free Investment Class
	Six Months Ended 10/31/23	Years Ended April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.015	.014	.000 *	.000 *	.009	.010
Net realized gain (loss)	—	.000 *	.000 *	(.000 )*	.000 *	.000 *
Total from investment operations	.015	.014	.000 *	.000 *	.009	.010
Less distributions from:
Net investment income	(.015 )	(.015 )	(.000 )*	(.000 )*	(.009 )	(.010 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.46 **	1.54	.01	.01	.88	.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	10	10	7	6
Ratio of expenses before expense reductions (%)	.81 ***	.77	.73	.71	.72	.74
Ratio of expenses after expense reductions (%)	.59 ***	.59	.14	.19	.59	.59
Ratio of net investment income (%)	2.88 ***	1.18	.01	.01	.86	.96

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	17

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

18	|	Tax-Free Investment Class

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2023, the Fund had net tax basis capital loss carryforwards of approximately $3,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2023, the Fund had an aggregate cost of investments for federal income tax purposes of $135,560,000.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Tax-Free Investment Class	|	19

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2023, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.088% of the Fund’s average daily net assets.
For the period from May 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.72%.

20	|	Tax-Free Investment Class

In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.
In addition, the Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$4,768
DWS Tax-Exempt Money Fund	83,546
DWS Tax-Free Money Fund Class S	39,526
Service Shares	4,158
Tax-Exempt Cash Managed Shares	10,387
Tax-Free Investment Class	4,036
$146,421
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2023, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2023
DWS Tax-Exempt Portfolio	$68,061	$11,115
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended

Tax-Free Investment Class	|	21

October 31, 2023, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2023
DWS Tax-Exempt Cash Premier Shares	$520	$167
DWS Tax-Exempt Money Fund	15,825	5,533
DWS Tax-Free Money Fund Class S	14,380	5,110
Service Shares	5,315	—
Tax-Exempt Cash Managed Shares	785	543
Tax-Free Investment Class	1,932	964
	$38,757	$12,317
In addition, for the six months ended October 31, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$2
DWS Tax-Exempt Money Fund	572
DWS Tax-Free Money Fund Class S	831
$1,405
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2023, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Service Shares	$12,527	$1,502.60%		.60%
Tax-Free Investment Class	4,601	737.25%		.25%
	$17,128	$2,239
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

22	|	Tax-Free Investment Class

For the six months ended October 31, 2023, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$7,402	$1,176.15%		.15%
Tax-Free Investment Class	1,288	207.07%		.07%
	$8,690	$1,383
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2023
DWS Tax-Exempt Portfolio	$723	$175
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2023, the Fund engaged in securities purchases of $75,405,000 and securities sales of $68,401,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2023.

Tax-Free Investment Class	|	23

D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	8,090,615	$8,090,615	12,783,030	$12,783,030
DWS Tax-Exempt Money Fund	12,423,450	12,423,450	25,560,650	25,560,650
DWS Tax-Free Money Fund Class S	2,001,239	2,001,239	6,507,344	6,507,344
Service Shares	6,984,966	6,984,966	22,978,306	22,978,306
Tax-Exempt Cash Managed Shares	21,664,000	21,664,000	36,205,002	36,205,002
Tax-Free Investment Class	3,610,629	3,610,629	4,950,129	4,950,129
Account maintenance fees	—	6,085	—	6,709
		$54,780,984		$108,991,170
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	30,247	$30,247	74,911	$74,911
DWS Tax-Exempt Money Fund	1,308,752	1,308,752	1,568,113	1,568,113
DWS Tax-Free Money Fund Class S	554,292	554,292	660,499	660,499
Service Shares	49,708	49,708	59,956	59,956
Tax-Exempt Cash Managed Shares	1,929	1,929	2,175	2,175
Tax-Free Investment Class	52,914	52,914	82,293	82,293
		$1,997,842		$2,447,947

24	|	Tax-Free Investment Class

	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(8,309,728)	$(8,309,728)	(26,573,764)	$(26,573,764)
DWS Tax-Exempt Money Fund	(13,745,570)	(13,745,570)	(38,876,956)	(38,876,956)
DWS Tax-Free Money Fund Class S	(4,028,559)	(4,028,559)	(7,718,432)	(7,718,432)
Service Shares	(9,296,629)	(9,296,629)	(23,370,709)	(23,370,709)
Tax-Exempt Cash Managed Shares	(19,030,800)	(19,030,800)	(41,466,686)	(41,466,686)
Tax-Free Investment Class	(4,227,576)	(4,227,576)	(11,549,334)	(11,549,334)
		$(58,638,862)		$(149,555,881)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(188,866)	$(188,866)	(13,715,823)	$(13,715,823)
DWS Tax-Exempt Money Fund	(13,368)	(13,368)	(11,748,193)	(11,748,193)
DWS Tax-Free Money Fund Class S	(1,473,028)	(1,473,028)	(550,589)	(550,589)
Service Shares	(2,261,955)	(2,261,955)	(332,447)	(332,447)
Tax-Exempt Cash Managed Shares	2,635,129	2,635,129	(5,259,509)	(5,259,509)
Tax-Free Investment Class	(564,033)	(564,033)	(6,516,912)	(6,516,912)
Account maintenance fees	—	6,085	—	6,709
		$(1,860,036)		$(38,116,764)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the US Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any

Tax-Free Investment Class	|	25

decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities.

26	|	Tax-Free Investment Class

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the Tax-Free Investment Class; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2023 to October 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Tax-Free Investment Class	|	27

Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2023 (Unaudited)

Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 5/1/23	$1,000.00
Ending Account Value 10/31/23	$1,014.59
Expenses Paid per $1,000*	$2.99
Hypothetical 5% Fund Return
Beginning Account Value 5/1/23	$1,000.00
Ending Account Value 10/31/23	$1,022.17
Expenses Paid per $1,000*	$3.00

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	Tax-Free Investment Class
DWS Tax-Exempt Portfolio	.59%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

28	|	Tax-Free Investment Class

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

Tax-Free Investment Class	|	29

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

30	|	Tax-Free Investment Class

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

Tax-Free Investment Class	|	31

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

32	|	Tax-Free Investment Class

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Free Investment Class	|	33

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
CATTEP-3
(R-033440-11 12/23)

October 31, 2023
Semiannual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Free Money Fund Class S

Contents

3	Portfolio Summary
4	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
27	Information About Your Fund’s Expenses
29	Other Information
30	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Free Money Fund Class S

Portfolio Summary(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/23	4/30/23
Variable Rate Demand Notes	86%	78%
Tax-Exempt Commercial Paper	7%	13%
Variable Rate Demand Preferred Shares	6%	8%
Floating-Rate Notes	1%	1%
	100%	100%

Weighted Average Maturity	10/31/23	4/30/23
Cash Account Trust — DWS Tax-Exempt Portfolio	5 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	24 days	15 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Free Money Fund Class S	|	3

Investment Portfolioas of October 31, 2023 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 99.3%
California 13.4%
California, East Bay Muncipal Utility District:
Series A-1, TECP, 3.2%, 11/2/2023	4,400,000	4,400,000
Series A-2, TECP, 3.2%, 11/2/2023	2,150,000	2,150,000
California, General Obligation:
Series A-2, 2.85% (a), 11/1/2023, LOC: State Street B&T Co.	1,200,000	1,200,000
Series A-2, TECP, 3.15%, 11/8/2023	2,000,000	2,000,000
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 4.18% (a), 11/7/2023, LIQ: Societe Generale	3,000,000	3,000,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 4.19% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	5,600,000	5,600,000
		18,350,000
Colorado 0.4%
Colorado, State Housing & Finance Authority, Series I - AA2, 4.05% (a), 11/7/2023, SPA: Royal Bank of Canada	475,000	475,000
Delaware 0.8%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	1,145,000	1,145,000
Florida 2.8%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 4.05% (a), 11/7/2023, LIQ: Fannie Mae	810,000	810,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 4.0% (a), 11/7/2023, LOC: TD Bank NA	1,275,000	1,275,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	1,100,000	1,100,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 4.15% (a), 11/7/2023, LOC: Wells Fargo Bank NA	80,000	80,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 4.05% (a), 11/7/2023, LOC: Freddie Mac	525,000	525,000
		3,790,000
The accompanying notes are an integral part of the financial statements.

4	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Georgia 4.3%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 4.15% (a), 11/7/2023	5,300,000	5,300,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 4.25% (a), 11/7/2023, LOC: Wells Fargo Bank NA	550,000	550,000
		5,850,000
Illinois 12.1%
Brookfield, IL, Zoo Project, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	900,000	900,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 4.0% (a), 11/7/2023, LOC: Barclays Bank PLC	1,000,000	1,000,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 4.09% (a), 11/7/2023, LOC: BMO Harris Bank NA	420,000	420,000
Illinois, State Development Finance Authority, Ignatius College Project, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 4.05% (a), 11/7/2023, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 4.2% (a), 11/7/2023, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Educational Facilities Authority, Columbia College Chicago, 4.16% (a), 11/7/2023, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 4.09% (a), 11/7/2023, LOC: BMO Harris Bank NA	2,175,000	2,175,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 4.13% (a), 11/7/2023, LOC: Northern Trust Company	1,880,000	1,880,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.95% (a), 11/1/2023, LOC: Wells Fargo Bank NA	3,555,000	3,555,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 4.13% (a), 11/7/2023, LOC: Freddie Mac	815,000	815,000
		16,480,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	5

	Principal Amount ($)	Value ($)
Indiana 1.2%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 4.15% (a), 11/7/2023, LOC: Federal Home Loan Bank	590,000	590,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	995,000	995,000
		1,585,000
Iowa 4.3%
Iowa, Single-Family Finance Authority, Series B, 4.05% (a), 11/7/2023	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 4.12% (a), 11/7/2023	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 4.05% (a), 11/7/2023	405,000	405,000
		5,805,000
Kansas 0.9%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.98% (a), 11/1/2023, LOC: U.S. Bank NA	175,000	175,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 4.2% (a), 11/7/2023, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,175,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 4.1% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisiana 1.5%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 4.08% (a), 11/7/2023, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 4.13% (a), 11/7/2023, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	1,285,000	1,285,000
The accompanying notes are an integral part of the financial statements.

6	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Massachusetts 4.3%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 4.1% (a), 11/7/2023, LOC: TD Bank NA	1,250,000	1,250,000
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.85% (a), 11/1/2023, LOC: Bank of America NA	100,000	100,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 3.85% (a), 11/7/2023	4,350,000	4,350,000
Massachusetts, State Water Resources Authority, Series A-3, 4.11% (a), 11/7/2023, SPA: Wells Fargo Bank NA	120,000	120,000
		5,820,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 4.08% (a), 11/7/2023, GTY: Chevron Corp.	50,000	50,000
Missouri 2.6%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 4.2% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 3.87% (a), 11/1/2023, LOC: Barclays Bank PLC	2,035,000	2,035,000
Series B, 4.0% (a), 11/1/2023, LOC: U.S. Bank NA	115,000	115,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 4.07% (a), 11/7/2023, LOC: U.S. Bank NA	415,000	415,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 4.25% (a), 11/7/2023, LOC: Bank of America NA	340,000	340,000
		3,615,000
Nebraska 1.6%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 4.12% (a), 11/7/2023	2,200,000	2,200,000
Nevada 0.7%
Clark County, NV, Airport Systems Revenue, Series D-3, 4.1% (a), 11/7/2023, LOC: Bank of America NA	980,000	980,000
New Jersey 0.3%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 4.05% (a), 11/7/2023, LOC: JPMorgan Chase Bank NA	400,000	400,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	7

	Principal Amount ($)	Value ($)
New Mexico 0.8%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 4.05% (a), 11/7/2023, LOC: Freddie Mac	1,050,000	1,050,000
New York 16.6%
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	2,625,000	2,625,000
Series E 1, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	2,590,000	2,590,000
Series G-1, 4.07% (a), 11/7/2023, LOC: TD Bank NA	600,000	600,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 4.13% (a), 11/7/2023, LOC: Fannie Mae	375,000	375,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 4.08% (a), 11/7/2023, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A, 4.0% (a), 11/7/2023, LOC: Barclays Bank PLC	800,000	800,000
Series B-4C, 4.03% (a), 11/1/2023, LOC: U.S. Bank NA	2,100,000	2,100,000
New York, NY, General Obligation:
Series I-4, 3.95% (a), 11/1/2023, LOC: TD Bank NA	500,000	500,000
Series A-3, 4.0% (a), 11/1/2023, LOC: Mizuho Bank Ltd.	1,800,000	1,800,000
Series L-4, 4.03% (a), 11/1/2023, LOC: U.S. Bank NA	3,500,000	3,500,000
Series D-5, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	900,000	900,000
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 4.08% (a), 11/7/2023, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series DD-3B, 4.03% (a), 11/1/2023, SPA: State Street B&T Co.	200,000	200,000
Series EE-2, 4.03% (a), 11/1/2023, LIQ: State Street B&T Co.	4,300,000	4,300,000
Series F-2, 4.03% (a), 11/1/2023, LOC: Citibank NA	1,855,000	1,855,000
		22,620,000
North Carolina 1.1%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 4.05% (a), 11/1/2023, LOC: Royal Bank of Canada	1,500,000	1,500,000
The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Ohio 2.6%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 4.14% (a), 11/7/2023, LOC: Northern Trust Company	3,300,000	3,300,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 3.98% (a), 11/7/2023, LOC: Northern Trust Company	205,000	205,000
		3,505,000
Oklahoma 2.7%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 4.23% (a), 11/7/2023, INS: BAM	3,750,000	3,750,000
Oregon 1.1%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series B, 3.95% (a), 11/1/2023, LOC: TD Bank NA	200,000	200,000
Series A, 4.0% (a), 11/1/2023, LOC: U.S. Bank NA	1,325,000	1,325,000
		1,525,000
Pennsylvania 3.0%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, Series ECC, 4.08% (a), 11/7/2023, LOC: PNC Bank NA	280,000	280,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	500,000	500,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 4.13% (a), 11/7/2023, LOC: PNC Bank NA	125,000	125,000
Philadelphia, PA, General Obligation, Series B, 3.97% (a), 11/7/2023, LOC: Barclays Bank PLC	715,000	715,000
		4,120,000
Rhode Island 0.7%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 4.1% (a), 11/7/2023, LOC: TD Bank NA	960,000	960,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	9

	Principal Amount ($)	Value ($)
South Dakota 1.9%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 4.15% (a), 11/7/2023, LOC: U.S. Bank NA	2,545,000	2,545,000
Tennessee 0.5%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 4.05% (a), 11/7/2023, LOC: U.S. Bank NA	700,000	700,000
Texas 4.8%
Harris County, TX, Hospital District Revenue, 4.12% (a), 11/7/2023, LOC: JPMorgan Chase Bank NA	520,000	520,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-2, 4.08% (a), 11/7/2023, LOC: Bank of NY Mellon	3,655,000	3,655,000
Series C-1, 4.1% (a), 11/7/2023, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 3.95% (a), 11/1/2023, LOC: TD Bank NA	1,125,000	1,125,000
		6,560,000
Vermont 2.1%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 4.12% (a), 11/7/2023, LOC: TD Bank NA	1,760,000	1,760,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 4.06% (a), 11/1/2023, LOC: TD Bank NA	1,115,000	1,115,000
		2,875,000
Virginia 1.6%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 4.1% (a), 11/7/2023, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 3.97% (a), 11/1/2023, LOC: Truist Bank	1,100,000	1,100,000
		2,225,000
The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Washington 1.2%
Washington, State Housing Finance Commission, Combridge Apartments, 4.04% (a), 11/7/2023, LIQ: Fannie Mae	1,145,000	1,145,000
Washington, State Housing Finance Commission, The Evergreen School, 4.1% (a), 11/7/2023, LOC: Wells Fargo Bank NA	540,000	540,000
		1,685,000
Wisconsin 1.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 4.0% (a), 11/1/2023, LOC: Barclays Bank PLC	1,800,000	1,800,000
Other 5.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 4.11% (a), 11/7/2023, LIQ: Freddie Mac	2,395,000	2,395,000
“A” , Series M031, 144A, 4.12% (a), 11/7/2023, LIQ: Freddie Mac	2,420,000	2,420,000
“A” , Series M-055, 144A, MUNIPSA + 0.23%, 4.3% (b), 12/15/2028, GTY: Freddie Mac	2,015,000	2,015,000
		6,830,000
Total Municipal Investments (Cost $135,560,000)		135,560,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $135,560,000)	99.3	135,560,000
Other Assets and Liabilities, Net	0.7	969,561
Net Assets	100.0	136,529,561

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of October 31,
2023. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Floating rate security. These securities are shown at their current rate as of October 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	11

INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$135,560,000	$—	$135,560,000
Total	$—	$135,560,000	$—	$135,560,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Free Money Fund Class S

Statement of Assets and Liabilities
as of October 31, 2023 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$135,560,000
Cash	3,803
Receivable for investments sold	400,000
Receivable for Fund shares sold	198,417
Interest receivable	516,803
Other assets	61,023
Total assets	136,740,046
Liabilities
Payable for Fund shares redeemed	106,396
Distributions payable	40,589
Accrued Trustees' fees	2,267
Other accrued expenses and payables	61,233
Total liabilities	210,485
Net assets, at value	$136,529,561
Net Assets Consist of
Distributable earnings (loss)	(30,917)
Paid-in capital	136,560,478
Net assets, at value	$136,529,561
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	13

Statement of Assets and Liabilities as of October 31, 2023 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($3,809,285 ÷ 3,805,524 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($81,365,768 ÷ 81,285,591 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($35,114,274 ÷ 35,079,509 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,721,498 ÷ 2,718,752 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($10,548,689 ÷ 10,539,316 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($2,970,047 ÷ 2,967,120 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Free Money Fund Class S

Statement of Operations
for the six months ended October 31, 2023 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$2,433,691
Expenses:
Management fee	61,877
Administration fee	68,061
Services to shareholders	50,891
Distribution and service fees	25,818
Custodian fee	2,271
Professional fees	29,811
Reports to shareholders	24,963
Registration fees	50,190
Trustees' fees and expenses	4,232
Other	17,499
Total expenses before expense reductions	335,613
Expense reductions	(146,421)
Total expenses after expense reductions	189,192
Net investment income	2,244,499
Net increase (decrease) in net assets resulting from operations	$2,244,499
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	15

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2023	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$2,244,499	$2,673,165
Net realized gain (loss)	—	2,550
Net increase (decrease) in net assets resulting from operations	2,244,499	2,675,715
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(75,519)	(143,285)
DWS Tax-Exempt Money Fund	(1,328,548)	(1,590,316)
DWS Tax-Free Money Fund Class S	(583,476)	(692,153)
Service Shares	(50,094)	(61,072)
Tax-Exempt Cash Managed Shares	(153,865)	(187,450)
Tax-Free Investment Class	(52,997)	(84,034)
Total distributions	(2,244,499)	(2,758,310)
Fund share transactions:
Proceeds from shares sold	54,780,984	108,991,170
Reinvestment of distributions	1,997,842	2,447,947
Payments for shares redeemed	(58,638,862)	(149,555,881)
Net increase (decrease) in net assets from Fund share transactions	(1,860,036)	(38,116,764)
Increase (decrease) in net assets	(1,860,036)	(38,199,359)
Net assets at beginning of period	138,389,597	176,588,956
Net assets at end of period	$136,529,561	$138,389,597

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Free Money Fund Class S

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S
	Six Months Ended 10/31/23	Years Ended April 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.016	.018	.000 *	.000 *	.012	.013
Net realized gain (loss)	—	.000 *	.000 *	(.000 )*	.000 *	.000 *
Total from investment operations	.016	.018	.000 *	.000 *	.012	.013
Less distributions from:
Net investment income	(.016 )	(.019 )	(.000 )*	(.000 )*	(.012 )	(.013 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	1.63 **	1.88	.04	.02	1.22	1.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	37	37	40	49	52
Ratio of expenses before expense reductions (%)	.47 ***	.45	.42	.39	.38	.40
Ratio of expenses after expense reductions (%)	.25 ***	.25	.11	.18	.25	.26
Ratio of net investment income (%)	3.22 ***	1.80	.04	.02	1.22	1.29

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	17

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

18	|	DWS Tax-Free Money Fund Class S

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2023, the Fund had net tax basis capital loss carryforwards of approximately $3,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2023, the Fund had an aggregate cost of investments for federal income tax purposes of $135,560,000.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

DWS Tax-Free Money Fund Class S	|	19

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2023, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.088% of the Fund’s average daily net assets.
For the period from May 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.48%.

20	|	DWS Tax-Free Money Fund Class S

In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Free Money Fund Class S.
In addition, the Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2023, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$4,768
DWS Tax-Exempt Money Fund	83,546
DWS Tax-Free Money Fund Class S	39,526
Service Shares	4,158
Tax-Exempt Cash Managed Shares	10,387
Tax-Free Investment Class	4,036
$146,421
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2023, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2023
DWS Tax-Exempt Portfolio	$68,061	$11,115
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended

DWS Tax-Free Money Fund Class S	|	21

October 31, 2023, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2023
DWS Tax-Exempt Cash Premier Shares	$520	$167
DWS Tax-Exempt Money Fund	15,825	5,533
DWS Tax-Free Money Fund Class S	14,380	5,110
Service Shares	5,315	—
Tax-Exempt Cash Managed Shares	785	543
Tax-Free Investment Class	1,932	964
	$38,757	$12,317
In addition, for the six months ended October 31, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$2
DWS Tax-Exempt Money Fund	572
DWS Tax-Free Money Fund Class S	831
$1,405
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2023, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Service Shares	$12,527	$1,502.60%		.60%
Tax-Free Investment Class	4,601	737.25%		.25%
	$17,128	$2,239
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

22	|	DWS Tax-Free Money Fund Class S

For the six months ended October 31, 2023, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2023	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$7,402	$1,176.15%		.15%
Tax-Free Investment Class	1,288	207.07%		.07%
	$8,690	$1,383
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2023
DWS Tax-Exempt Portfolio	$723	$175
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2023, the Fund engaged in securities purchases of $75,405,000 and securities sales of $68,401,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2023.

DWS Tax-Free Money Fund Class S	|	23

D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	8,090,615	$8,090,615	12,783,030	$12,783,030
DWS Tax-Exempt Money Fund	12,423,450	12,423,450	25,560,650	25,560,650
DWS Tax-Free Money Fund Class S	2,001,239	2,001,239	6,507,344	6,507,344
Service Shares	6,984,966	6,984,966	22,978,306	22,978,306
Tax-Exempt Cash Managed Shares	21,664,000	21,664,000	36,205,002	36,205,002
Tax-Free Investment Class	3,610,629	3,610,629	4,950,129	4,950,129
Account maintenance fees	—	6,085	—	6,709
		$54,780,984		$108,991,170
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	30,247	$30,247	74,911	$74,911
DWS Tax-Exempt Money Fund	1,308,752	1,308,752	1,568,113	1,568,113
DWS Tax-Free Money Fund Class S	554,292	554,292	660,499	660,499
Service Shares	49,708	49,708	59,956	59,956
Tax-Exempt Cash Managed Shares	1,929	1,929	2,175	2,175
Tax-Free Investment Class	52,914	52,914	82,293	82,293
		$1,997,842		$2,447,947

24	|	DWS Tax-Free Money Fund Class S

	Six Months Ended October 31, 2023		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(8,309,728)	$(8,309,728)	(26,573,764)	$(26,573,764)
DWS Tax-Exempt Money Fund	(13,745,570)	(13,745,570)	(38,876,956)	(38,876,956)
DWS Tax-Free Money Fund Class S	(4,028,559)	(4,028,559)	(7,718,432)	(7,718,432)
Service Shares	(9,296,629)	(9,296,629)	(23,370,709)	(23,370,709)
Tax-Exempt Cash Managed Shares	(19,030,800)	(19,030,800)	(41,466,686)	(41,466,686)
Tax-Free Investment Class	(4,227,576)	(4,227,576)	(11,549,334)	(11,549,334)
		$(58,638,862)		$(149,555,881)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(188,866)	$(188,866)	(13,715,823)	$(13,715,823)
DWS Tax-Exempt Money Fund	(13,368)	(13,368)	(11,748,193)	(11,748,193)
DWS Tax-Free Money Fund Class S	(1,473,028)	(1,473,028)	(550,589)	(550,589)
Service Shares	(2,261,955)	(2,261,955)	(332,447)	(332,447)
Tax-Exempt Cash Managed Shares	2,635,129	2,635,129	(5,259,509)	(5,259,509)
Tax-Free Investment Class	(564,033)	(564,033)	(6,516,912)	(6,516,912)
Account maintenance fees	—	6,085	—	6,709
		$(1,860,036)		$(38,116,764)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the US Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any

DWS Tax-Free Money Fund Class S	|	25

decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities.

26	|	DWS Tax-Free Money Fund Class S

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Tax-Free Money Fund Class S;
had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2023 to October 31, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Tax-Free Money Fund Class S	|	27

Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2023 (Unaudited)

Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 5/1/23	$1,000.00
Ending Account Value 10/31/23	$1,016.32
Expenses Paid per $1,000*	$1.27
Hypothetical 5% Fund Return
Beginning Account Value 5/1/23	$1,000.00
Ending Account Value 10/31/23	$1,023.88
Expenses Paid per $1,000*	$1.27

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	DWS Tax-Free Money Fund Class S
DWS Tax-Exempt Portfolio	.25%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

28	|	DWS Tax-Free Money Fund Class S

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Tax-Free Money Fund Class S	|	29

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

30	|	DWS Tax-Free Money Fund Class S

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

DWS Tax-Free Money Fund Class S	|	31

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

32	|	DWS Tax-Free Money Fund Class S

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Tax-Free Money Fund Class S	|	33

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DTFMF-3
(R-033439-11 12/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	12/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	12/29/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	12/29/2023